UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-03651

                  Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
                           Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.
303 Broadway, Suite 1100
                           Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:    800-638-8194

Date of fiscal year end:    June 30

Date of reporting period:    December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

December 31, 2021 (Unaudited)
Semi-Annual Report
Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone Core Municipal Bond Fund (formerly known as Touchstone Ohio Tax-Free Bond Fund)
Touchstone International Equity Fund
Touchstone International Growth Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Small Company Fund
Touchstone Value Fund

Page
Tabular Presentation of Portfolios of Investments	3-5
Portfolios of Investments:
Touchstone Balanced Fund	6-10
Touchstone Core Municipal Bond Fund (formerly known as Touchstone Ohio Tax-Free Bond Fund)	11-12
Touchstone International Equity Fund	13-14
Touchstone International Growth Fund	15-16
Touchstone Large Cap Focused Fund	17
Touchstone Large Cap Fund	18
Touchstone Large Company Growth Fund	19
Touchstone Small Company Fund	20-21
Touchstone Value Fund	22
Statements of Assets and Liabilities	24-27
Statements of Operations	28-29
Statements of Changes in Net Assets	30-32
Statements of Changes in Net Assets - Capital Stock Activity	34-38
Financial Highlights	39-70
Notes to Financial Statements	71-87
Other Items	88-95
Privacy Protection Policy	99
This report identifies the Funds' investments on December 31, 2021. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolio of Investments (Unaudited)
December 31, 2021
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Balanced Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	54.2%
AA/Aa	8.8
A/A	12.3
BBB/Baa	22.3
BB/Ba	1.2
B/B	0.7
Not Rated	0.5
Total	100.0%
Sector Allocation**(% of Net Assets)
Common Stocks
Information Technology	17.0%
Communication Services	11.3
Health Care	9.0
Financials	7.5
Industrials	6.0
Consumer Discretionary	5.9
Consumer Staples	2.5
Real Estate	1.6
Energy	1.4
Materials	0.9
Fixed Income Securities	33.2
Exchange-Traded Fund	1.5
Short-Term Investment Funds	2.1
Other Assets/Liabilities (Net)	0.1
Total	100.0%
Touchstone Core Municipal Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	6.1%
AA/Aa	56.2
A/A	28.1
BBB/Baa	4.3
Not Rated	2.9
Cash Equivalents	2.4
Total	100.0%
Portfolio Allocation(% of Net Assets)
Fixed Rate Revenue Bonds	69.0%
General Obligation Bonds	19.1
Pre-refunded/Escrowed to Maturity	5.0
Variable Rate Demand Notes	4.2
Short-Term Investment Fund	2.8
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone International Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
France	14.9%
Switzerland	14.0
United Kingdom	12.3
Japan	11.0
Germany	9.7
Mexico	7.9
South Korea	3.5
Canada	3.4
Greece	2.9
Hong Kong	2.8
United States	2.7
India	2.6
China	2.0
Brazil	1.8
Tanzania	1.7
Spain	1.2
Norway	1.2
Exchange-Traded Fund	2.7
Short-Term Investment Funds	2.5
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%
Touchstone International Growth Fund

Geographic Allocation(% of Net Assets)
Common Stocks
France	15.4%
India	10.3
Canada	9.9
United Kingdom	9.2
United States	7.2
Switzerland	7.0
Israel	5.3
China	5.3
Germany	5.1
Japan	4.1
Sweden	3.9
Taiwan	3.7
South Korea	3.4
Singapore	3.2
Italy	2.9
Spain	1.6
Thailand	1.5
Denmark	1.1
Short-Term Investment Fund	0.2
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%
Touchstone Large Cap Focused Fund

Sector Allocation*(% of Net Assets)
Information Technology	27.1%
Communication Services	17.7
Health Care	13.0
Financials	10.9
Consumer Discretionary	9.5
Industrials	8.4
Consumer Staples	3.4
Real Estate	2.7
Energy	1.9
Materials	1.5
Short-Term Investment Fund	3.9
Other Assets/Liabilities (Net)	(0.0)
Total	100.0%
Touchstone Large Cap Fund

Sector Allocation*(% of Net Assets)
Information Technology	18.8%
Financials	16.3
Consumer Discretionary	13.6
Communication Services	12.9
Consumer Staples	10.1
Industrials	9.6
Materials	9.0
Health Care	5.1
Real Estate	3.3
Short-Term Investment Fund	1.5
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone Large Company Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	43.7%
Communication Services	22.5
Health Care	8.4
Consumer Discretionary	7.9
Financials	7.6
Consumer Staples	4.4
Materials	2.3
Industrials	2.1
Short-Term Investment Fund	1.2
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Small Company Fund

Sector Allocation*(% of Net Assets)
Consumer Discretionary	19.4%
Industrials	18.0
Health Care	16.9
Information Technology	16.5
Financials	12.9
Real Estate	5.9
Materials	5.4
Communication Services	3.8
Consumer Staples	0.1
Short-Term Investment Fund	1.7
Other Assets/Liabilities (Net)	(0.6)
Total	100.0%
Touchstone Value Fund

Sector Allocation*(% of Net Assets)
Financials	18.1%
Consumer Discretionary	16.4
Health Care	14.3
Industrials	12.1
Materials	10.0
Information Technology	8.5
Energy	8.2
Communication Services	5.5
Real Estate	2.0
Consumer Staples	1.9
Utilities	1.4
Short-Term Investment Fund	1.5
Other Assets/Liabilities (Net)	0.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Balanced Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 63.1%
	Information Technology — 17.0%
11,242	Accenture PLC - Class A	$ 4,660,371
213,221	Apple, Inc.	37,861,653
54,320	International Business Machines Corp.	7,260,411
154,402	Microsoft Corp.	51,928,481
133,039	Oracle Corp.	11,602,331
59,669	salesforce.com, Inc.*	15,163,683
93,878	SS&C Technologies Holdings, Inc.	7,696,118
60,000	Texas Instruments, Inc.	11,308,200
50,888	Visa, Inc. - Class A	11,027,939
32,619	Workday, Inc. - Class A*	8,910,858
		167,420,045
	Communication Services — 11.3%
13,875	Alphabet, Inc. - Class C*	40,148,561
184,897	AT&T, Inc.	4,548,466
220,706	Comcast Corp. - Class A	11,108,133
147,081	Fox Corp. - Class A	5,427,289
102,119	Meta Platforms, Inc. - Class A*	34,347,726
17,450	Netflix, Inc.*	10,512,578
31,985	Walt Disney Co. (The)*	4,954,157
		111,046,910
	Health Care — 9.0%
5,751	Alcon, Inc. (Switzerland)	501,027
66,655	AmerisourceBergen Corp.	8,857,783
13,000	Becton Dickinson & Co.	3,269,240
94,281	BioMarin Pharmaceutical, Inc.*	8,329,726
229,475	Bristol-Myers Squibb Co.	14,307,766
10,000	CVS Health Corp.	1,031,600
48,704	HCA Healthcare, Inc.	12,513,032
94,799	Johnson & Johnson	16,217,265
31,591	Merck & Co., Inc.	2,421,134
10,047	Stryker Corp.	2,686,769
37,355	UnitedHealth Group, Inc.	18,757,440
		88,892,782
	Financials — 7.5%
20,384	American Express Co.	3,334,823
226,643	Bank of America Corp.	10,083,347
77,164	Berkshire Hathaway, Inc. - Class B*	23,072,036
10,160	CME Group, Inc.	2,321,154
47,404	Goldman Sachs Group, Inc. (The)	18,134,400
39,000	JPMorgan Chase & Co.	6,175,650
34,473	Signature Bank	11,150,981
		74,272,391
	Industrials — 6.0%
10,646	Boeing Co. (The)*	2,143,253
23,439	Deere & Co.	8,036,999
17,319	FedEx Corp.	4,479,386
26,682	Honeywell International, Inc.	5,563,464
57,917	Hubbell, Inc.	12,062,373
25,198	Parker-Hannifin Corp.	8,015,988
172,025	Raytheon Technologies Corp.	14,804,471
96,993	Southwest Airlines Co.*	4,155,180
		59,261,114
	Consumer Discretionary — 5.9%
27,284	Airbnb, Inc. - Class A*	4,542,513
35,598	Alibaba Group Holding Ltd. (China) ADR*	4,228,687
8,860	Amazon.com, Inc.*	29,542,252
101,636	Hilton Worldwide Holdings, Inc.*	15,854,200
34,936	Starbucks Corp.	4,086,464
		58,254,116
Shares		Market Value

	Consumer Staples — 2.5%
110,390	Monster Beverage Corp.*	$ 10,601,856
8,485	PepsiCo, Inc.	1,473,929
106,067	Philip Morris International, Inc.	10,076,365
12,856	Procter & Gamble Co. (The)	2,102,984
		24,255,134
	Real Estate — 1.6%
60,625	Jones Lang LaSalle, Inc.*	16,328,738
	Energy — 1.4%
20,000	Chevron Corp.	2,347,000
111,879	Exxon Mobil Corp.	6,845,876
146,582	Schlumberger NV	4,390,131
		13,583,007
	Materials — 0.9%
108,662	DuPont de Nemours, Inc.	8,777,716
	Total Common Stocks	$622,091,953
Principal Amount
	U.S. Treasury Obligations — 12.5%
$ 29,490,000	U.S. Treasury Bond, 1.750%, 8/15/41	28,683,633
6,342,000	U.S. Treasury Bond, 1.875%, 2/15/41	6,297,160
33,490,000	U.S. Treasury Note, 0.125%, 4/30/23	33,312,084
7,610,000	U.S. Treasury Note, 0.250%, 10/31/25	7,358,216
36,680,000	U.S. Treasury Note, 0.750%, 5/31/26	35,946,400
137,000	U.S. Treasury Note, 1.250%, 8/15/31	134,110
11,802,000	U.S. Treasury Note, 1.625%, 5/15/31	11,964,278
	Total U.S. Treasury Obligations	$123,695,881
	Corporate Bonds — 11.5%
	Financials — 3.2%
1,300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	1,311,521
1,009,000	Allstate Corp. (The), 1.450%, 12/15/30	954,954
2,116,421	American Financial Group, Inc., 5.250%, 4/2/30	2,524,171
876,000	Ares Capital Corp., 3.250%, 7/15/25	905,101
511,000	Bank of America Corp., 2.687%, 4/22/32	519,162
804,000	Bank of America Corp., 3.705%, 4/24/28	873,083
1,212,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,294,807
884,000	Bank of Montreal (Canada), 3.803%, 12/15/32	948,841
1,216,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	1,174,706
555,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	683,857
661,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	733,130
1,409,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	1,390,786
868,000	Citigroup, Inc., 0.981%, 5/1/25	861,314
747,000	Citigroup, Inc., 3.200%, 10/21/26	792,029
446,000	Citigroup, Inc., 4.750%, 5/18/46	550,172
914,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	887,249
1,177,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.726%, 2/15/27(A)	1,144,866
850,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	857,074
720,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	775,832
758,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	817,911
1,255,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,275,283
936,000	JPMorgan Chase & Co., 2.956%, 5/13/31	970,097
963,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,032,382
942,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,006,765
1,225,000	Mastercard, Inc., 2.000%, 11/18/31	1,222,754

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 11.5% (Continued)
	Financials — (Continued)
$ 1,066,000	Morgan Stanley, 3.950%, 4/23/27	$ 1,172,847
824,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	932,029
370,000	PNC Bank NA, 2.700%, 11/1/22	376,171
1,117,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.741%, 6/1/28(A)	1,086,689
984,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25†	976,152
1,554,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.820%, 5/15/27(A)	1,511,147
380,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	397,155
63,000	Wells Fargo & Co., MTN, 4.100%, 6/3/26	68,700
		32,028,737
	Industrials — 1.1%
804,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	807,682
240,000	Boeing Co. (The), 5.040%, 5/1/27	270,402
321,000	Boeing Co. (The), 5.805%, 5/1/50	436,080
947,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,317,749
1,180,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	1,155,366
635,000	FedEx Corp., 5.100%, 1/15/44	807,533
917,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	945,434
793,000	Norfolk Southern Corp., 4.837%, 10/1/41	1,001,876
846,000	Roper Technologies, Inc., 2.950%, 9/15/29	875,816
1,689,000	Waste Management, Inc., 2.500%, 11/15/50	1,613,503
1,364,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,345,692
		10,577,133
	Communication Services — 1.0%
362,000	Alphabet, Inc., 1.900%, 8/15/40	330,705
856,000	AT&T, Inc., 3.850%, 6/1/60	897,872
462,000	AT&T, Inc., 4.500%, 5/15/35	534,436
1,158,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	1,184,813
633,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	866,840
739,000	Comcast Corp., 4.000%, 3/1/48	854,161
335,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	487,213
927,000	Netflix, Inc., 144a, 4.875%, 6/15/30	1,081,114
1,007,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,102,791
1,403,000	Verizon Communications, Inc., 2.987%, 10/30/56	1,333,846
635,000	ViacomCBS, Inc., 4.950%, 5/19/50	812,224
		9,486,015
	Information Technology — 1.0%
1,513,000	Apple, Inc., 2.750%, 1/13/25	1,581,207
619,000	Apple, Inc., 4.650%, 2/23/46	814,537
1,070,000	Broadcom, Inc., 4.150%, 11/15/30	1,187,885
903,000	Fiserv, Inc., 3.500%, 7/1/29	971,981
1,136,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	1,115,364
476,000	Microsoft Corp., 3.500%, 2/12/35	544,652
974,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	1,100,949
590,000	Oracle Corp., 2.650%, 7/15/26	606,659
673,000	Visa, Inc., 4.150%, 12/14/35	806,575
683,000	VMware, Inc., 1.400%, 8/15/26	671,633
		9,401,442
	Utilities — 0.9%
579,000	American Water Capital Corp., 6.593%, 10/15/37	836,932
Principal Amount		MarketValue

	Utilities — (Continued)
$ 1,127,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	$ 1,294,795
536,000	Duke Energy Progress LLC, 4.150%, 12/1/44	631,577
538,000	Edison International, 4.125%, 3/15/28	568,239
879,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,065,806
1,111,000	Ohio Power Co., 2.900%, 10/1/51	1,075,681
971,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	902,577
789,000	PacifiCorp., 5.750%, 4/1/37	1,040,330
1,615,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.268%, 5/15/67(A)	1,499,931
		8,915,868
	Energy — 0.9%
801,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	830,408
712,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	798,052
613,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	808,294
635,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	751,879
1,004,000	Cheniere Energy Partners LP, 144a, 3.250%, 1/31/32	1,014,040
662,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	779,584
754,000	Energy Transfer LP, 4.150%, 9/15/29	807,333
621,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	618,206
810,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,136,336
605,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	670,423
663,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	637,007
		8,851,562
	Health Care — 0.9%
827,000	AbbVie, Inc., 4.450%, 5/14/46	1,003,315
725,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	810,191
798,000	Becton Dickinson and Co., 4.685%, 12/15/44	1,004,347
679,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	904,774
784,000	CommonSpirit Health, 4.187%, 10/1/49	915,399
733,000	CVS Health Corp., 5.125%, 7/20/45	955,687
904,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	967,583
725,000	Mylan, Inc., 4.550%, 4/15/28	812,108
930,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,033,852
		8,407,256
	Consumer Staples — 0.8%
1,077,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	1,043,438
1,164,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,475,781
1,077,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,156,787
1,240,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	1,226,062
321,000	Kroger Co. (The), 5.000%, 4/15/42	408,421
908,000	Mars, Inc., 144a, 3.875%, 4/1/39	1,052,208
1,374,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	1,483,554
517,000	Starbucks Corp., 3.350%, 3/12/50	542,616
		8,388,867
	Consumer Discretionary — 0.8%
86,280	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	86,935
658,000	Ford Motor Co., 3.250%, 2/12/32	673,792
498,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	517,298
587,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	696,656
646,000	Home Depot, Inc. (The), 5.950%, 4/1/41	929,212
949,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	972,905

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 11.5% (Continued)
	Consumer Discretionary — (Continued)
$ 941,000	Lowe's Cos, Inc., 4.500%, 4/15/30	$ 1,093,346
1,596,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	1,511,122
893,000	Walmart, Inc., 2.850%, 7/8/24	933,312
		7,414,578
	Real Estate — 0.7%
914,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	982,516
730,000	Equinix, Inc. REIT, 2.900%, 11/18/26	756,688
898,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	894,518
1,012,000	Host Hotels & Resorts LP REIT, 4.500%, 2/1/26	1,090,839
654,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	688,543
820,000	Realty Income Corp. REIT, 4.600%, 2/6/24	872,255
717,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	789,298
314,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	347,201
589,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	660,392
		7,082,250
	Materials — 0.2%
535,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	690,819
567,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	653,467
903,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	1,129,039
		2,473,325
	Total Corporate Bonds	$113,027,033
	U.S. Government Mortgage-Backed Obligations — 2.9%
1,783	FHLMC, Pool #G08062, 5.000%, 6/1/35	2,019
173,786	FHLMC, Pool #G08637, 4.000%, 4/1/45	190,232
901,344	FHLMC, Pool #Q02664, 4.500%, 8/1/41	994,321
1,579,167	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,733,853
895,721	FHLMC, Pool #Q29260, 4.000%, 10/1/44	983,501
2,096,006	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	2,092,529
1,895,615	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,965,302
430	FNMA, Pool #690305, 5.500%, 3/1/33	472
354,055	FNMA, Pool #725423, 5.500%, 5/1/34	396,698
317,466	FNMA, Pool #725610, 5.500%, 7/1/34	360,179
55,376	FNMA, Pool #748895, 6.000%, 12/1/33	58,661
127,318	FNMA, Pool #AD9193, 5.000%, 9/1/40	143,732
363,990	FNMA, Pool #AH8925, 4.500%, 3/1/41	402,405
186,686	FNMA, Pool #AL5718, 3.500%, 9/1/44	201,057
349,944	FNMA, Pool #AR9195, 3.000%, 3/1/43	369,922
622,969	FNMA, Pool #BC1809, 3.500%, 5/1/46	664,578
2,114,605	FNMA, Pool #BT7156, 2.000%, 8/1/51	2,111,029
2,210,969	FNMA, Pool #CB1336, 2.000%, 8/1/41	2,247,678
727,345	FNMA, Pool #FM4996, 2.000%, 12/1/50	727,356
2,105,982	FNMA, Pool #FM5085, 2.000%, 12/1/50	2,103,981
753,822	FNMA, Pool #FM5166, 3.000%, 12/1/50	784,521
702,707	FNMA, Pool #FM5279, 3.500%, 11/1/50	740,227
564,252	FNMA, Pool #FM5468, 2.500%, 1/1/36	583,900
669,685	FNMA, Pool #FM5682, 2.500%, 1/1/51	685,842
2,025,288	FNMA, Pool #FM7913, 2.000%, 4/1/36	2,083,142
2,163,113	FNMA, Pool #FM8360, 2.500%, 8/1/51	2,215,715
2,201,472	FNMA, Pool #FM8361, 2.500%, 8/1/51	2,249,271
866,466	FNMA, Pool #MA4166, 3.000%, 10/1/40	902,768
544,016	GNMA, Pool #5175, 4.500%, 9/20/41	602,479
	Total U.S. Government Mortgage-Backed Obligations	$28,597,370
	Asset-Backed Securities — 2.4%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 1.774%, 4/15/34(A)	990,606
Principal Amount		MarketValue
	Asset-Backed Securities — 2.4% (Continued)
$ 1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.700%), 1.838%, 10/20/34(A)	$ 1,490,301
367,684	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	379,148
450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.268%, 10/22/30(A)	450,040
575,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.124%, 1/15/33(A)	575,037
345,189	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	342,481
465,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class ARR, 144a, (3M LIBOR +1.080%), 1.255%, 10/21/31(A)	464,785
1,437,708	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	1,427,193
850,938	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	896,993
431,227	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	431,155
1,032,200	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	1,071,405
694,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	698,128
378,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	396,813
1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 1.819%, 10/19/34(A)	1,150,321
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 1.331%, 4/20/32(A)	465,084
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	586,818
845,750	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	848,371
525,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 1.317%, 10/15/34(A)	524,997
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (3M LIBOR +1.650%), 1.786%, 10/15/34(A)	1,494,819
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class A2, 144a, (3M LIBOR +1.250%), 1.410%, 5/20/29(A)	1,000,151
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.750%), 1.877%, 10/20/34(A)(C)	1,497,069
421,344	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	418,366
1,460,000	Textainer Marine Containers, Ltd., Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,431,754
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.791%, 4/25/55(A)(B)	1,457,354
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(B)	1,165,266

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 2.4% (Continued)
$ 465,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.401%, 7/20/32(A)	$ 465,012
1,500,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class ANBR, 144a, (3M LIBOR +1.700%), 1.824%, 7/24/32(A)	1,498,294
	Total Asset-Backed Securities	$23,617,761
	Commercial Mortgage-Backed Securities — 1.6%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	908,019
27,876,781	BANK, Ser 2019-BN21, Class XA, 0.869%, 10/17/52(A)(B)(D)	1,578,375
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.360%, 7/15/35(A)	914,413
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.060%, 2/15/29(A)	899,811
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(A)(B)	1,553,725
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,541,062
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(A)(B)	1,321,188
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	737,337
1,500,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 1.560%, 10/15/36(A)	1,496,573
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 0.115%, 7/10/35(A)(B)(D)	1,373,078
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.270%, 11/15/35(A)	501,432
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	922,344
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(A)(B)	820,533
945,523	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	945,945
	Total Commercial Mortgage-Backed Securities	$15,513,835
Shares
Exchange-Traded Fund — 1.5%
133,451	iShares JP Morgan USD Emerging Markets Bond ETF	14,554,166
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.3%
$ 164,441	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.580%, 7/25/43(A)(B)	165,768
430,194	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.541%, 6/25/45(A)(B)	433,420
483,112	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.676%, 10/25/45(A)(B)	487,558
268,853	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.378%, 5/25/43(A)(B)	270,802
419,420	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.930%, 1/25/45(A)(B)	422,215
452,078	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.829%, 12/25/44(A)(B)	452,671
589,685	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(B)	590,345
1,421,111	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(B)	1,435,878
709,056	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.469%, 1/25/47(A)(B)	717,935
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.3% (Continued)
$ 1,139,780	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.623%, 12/25/50(A)(B)	$ 1,166,757
1,612,466	JP Morgan Mortgage Trust, Ser 2021-10, Class A4, 144a, 2.500%, 12/25/51(A)(B)	1,626,638
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(B)	1,456,170
198,574	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	198,691
907,322	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.763%, 8/25/48(A)(B)	928,112
823,206	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.763%, 8/25/48(A)(B)	840,233
1,430,246	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(B)	1,441,958
	Total Non-Agency Collateralized Mortgage Obligations	$12,635,151
	Sovereign Government Obligations — 0.7%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	575,434
650,000	Chile Government International Bond, 3.100%, 5/7/41	636,025
801,000	Chile Government International Bond, 3.100%, 1/22/61	742,815
663,000	Colombia Government International Bond, 3.250%, 4/22/32	595,871
506,000	Colombia Government International Bond, 5.000%, 6/15/45	456,665
725,000	Ecuador Government International Bond, 144a, 5.000%, 7/31/30	600,844
680,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	601,583
680,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	565,964
777,000	Mexico Government International Bond, 3.771%, 5/24/61	714,933
655,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	585,020
498,000	Panama Government International Bond, 4.300%, 4/29/53	534,608
650,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	623,350
	Total Sovereign Government Obligations	$7,233,112
	Agency Collateralized Mortgage Obligations — 0.3%
600,722	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	663,787
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.453%, 12/25/51(A)(B)	1,432,201
293,207	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	317,806
4,726,887	GNMA, Ser 2012-147, Class IO, 0.561%, 4/16/54(A)(B)(D)	80,515
	Total Agency Collateralized Mortgage Obligations	$2,494,309

Touchstone Balanced Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 2.1%
19,731,813	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 19,731,813
911,250	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	911,250
	Total Short-Term Investment Funds	$20,643,063
	Total Investment Securities—99.9% (Cost $744,944,322)	$984,103,634
	Other Assets in Excess of Liabilities — 0.1%	1,289,337
	Net Assets — 100.0%	$985,392,971
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2021 was $892,822.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $77,275,997 or 7.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$622,091,953	$—	$—	$622,091,953
U.S. Treasury Obligations	—	123,695,881	—	123,695,881
Corporate Bonds	—	113,027,033	—	113,027,033
U.S. Government Mortgage-Backed Obligations	—	28,597,370	—	28,597,370
Asset-Backed Securities	—	23,617,761	—	23,617,761
Commercial Mortgage-Backed Securities	—	15,513,835	—	15,513,835
Exchange-Traded Fund	14,554,166	—	—	14,554,166
Non-Agency Collateralized Mortgage Obligations	—	12,635,151	—	12,635,151
Sovereign Government Obligations	—	7,233,112	—	7,233,112
Agency Collateralized Mortgage Obligations	—	2,494,309	—	2,494,309
Short-Term Investment Funds	20,643,063	—	—	20,643,063
Total	$657,289,182	$326,814,452	$—	$984,103,634
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – December 31, 2021 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 69.0%
$ 500,000	Alabama Community College System ACCS Enhancements Fee Revenue, Revenue, 4.000%, 09/01/51	$ 586,487
1,000,000	Allen County, OH, Hospital Fac. Rev. Ser I, 4.000%, 12/01/40	1,167,814
500,000	American Municipal Power Inc, Revenue, 5.000%, 02/15/35	649,433
240,000	Avondale, AZ, Revenue, 5.000%, 07/01/22	245,665
650,000	Broward County, FL, Tourist Development Tax Revenue, Revenue, 4.000%, 09/01/51	760,567
75,000	California Municipal Finance Authority, Revenue, 5.000%, 06/01/29	93,556
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	557,299
65,000	City of Los Angeles Department of Airports, Revenue Ser D, 5.000%, 05/15/44	83,051
500,000	City of Panama City Beach,, 4.000%, 11/01/44	579,627
50,000	Clarksville, TN, Water Sewer & Gas Revenue, Revenue Ser A, 5.000%, 02/01/45	64,488
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	616,723
750,000	Cleveland, OH, Income Tax Rev. Ser B, 5.000%, 10/01/29	865,004
340,000	Confluence Community Auth., 4.000%, 05/01/39	389,983
700,000	County of Miami-Dade FL Aviation Revenue, Revenue Ser A, 5.000%, 10/01/33	902,258
1,000,000	Cuyahoga County, OH COP, 5.000%, 12/01/32	1,085,459
250,000	Cuyahoga Metropolitan Housing Authority, Rev., 2.000%, 12/01/31	252,590
200,000	Dayton, OH, Water System Rev., 4.000%, 12/01/30	228,702
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	879,847
935,000	Delaware County Library District, Rev., 3.000%, 12/01/33	1,047,427
150,000	District of Columbia, Revenue, 5.000%, 07/15/27	175,001
650,000	Energy Northwest, Revenue, 5.000%, 07/01/23	695,608
60,000	Florida Department of Environmental Protection, Revenue, 5.000%, 07/01/22	61,440
550,000	Franklin County, OH, 4.000%, 11/01/36	638,541
500,000	Hamilton County, OH, 5.000%, 02/01/30	541,493
1,080,000	Hamilton County, OH, 5.000%, 05/15/33	1,192,555
500,000	Hamilton County, OH, 5.000%, 08/15/40	634,123
245,000	Hamilton County, OH, 5.000%, 09/15/40	306,682
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,135,015
630,000	Idaho Housing & Finance Association, Revenue Ser A, 5.000%, 07/15/23	674,800
675,000	Illinois State Toll Highway Authority, Revenue Ser A, 5.000%, 01/01/46	868,234
50,000	Indiana University, Revenue Ser A, 5.000%, 06/01/22	50,995
525,000	Jacksonville, FL, Revenue Ser R, 5.000%, 10/01/35	679,370
675,000	Louisville and Jefferson County Metropolitan Sewer District,, 3.000%, 10/14/22	689,870
125,000	Lower Colorado River Authority, Revenue, 5.000%, 05/15/45	154,286
55,000	Lower Colorado River Authority, Revenue, 5.000%, 05/15/45	69,032
400,000	Mahoning County, Mahoning , Mahoning, Rev., 3.000%, 12/01/35	442,985
515,000	Manchester, NH, Sewer Revenue, Revenue, 4.000%, 06/01/46	611,723
575,000	Metropolitan Transportation Authority, Revenue, 5.000%, 11/15/22	597,969
500,000	Michigan Finance Authority, Revenue, 5.000%, 06/01/32	647,344
500,000	Michigan Technological University, Revenue, 4.000%, 10/01/51	585,713
Principal Amount		Market Value

$ 425,000	Mississippi Development Bank, Revenue, 5.000%, 10/01/23	$ 458,402
250,000	Montgomery County, OH, Revenue, 4.000%, 08/01/41	297,531
50,000	New Jersey Health Care Facilities Financing Authority, Revenue, 5.000%, 07/01/22	51,203
500,000	New Jersey Transportation Trust Fund Authority, Revenue, 5.000%, 06/15/45	620,929
75,000	New York State Dormitory Authority, Revenue Ser A, 5.000%, 03/15/45	91,758
65,000	New York State Urban Development Corp, Revenue, 5.000%, 03/15/44	82,994
650,000	North Sumter County Utility Dependent District, Revenue Ser N, 5.000%, 10/01/49	797,792
100,000	Ohio Higher Educational Fac. Commission, 4.000%, 02/01/41	116,248
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	586,097
250,000	Ohio Higher Educational Fac. Commission, 5.000%, 11/01/39	310,972
290,000	Ohio Higher Educational Fac. Commission Ser A, 4.000%, 12/01/35	333,848
630,000	Ohio Higher Educational Fac. Commission Ser F, 5.000%, 05/01/32	805,236
525,000	Ohio State University (The) Ser A, 4.000%, 12/01/33	570,670
150,000	Ohio Univ. Ser A, 5.000%, 12/01/32	179,955
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	640,197
695,000	Pennsylvania Turnpike Commission, Revenue, 5.000%, 12/01/44	867,504
500,000	Polaris Career Center COP, 5.000%, 11/01/35	576,126
390,000	Port of Greater Cincinnati Development Auth., 4.000%, 12/01/32	457,172
610,000	Rhode Island Commerce Corp, Revenue Ser A, 5.000%, 06/15/22	622,988
660,000	Santa Fe Public School District, Revenue, 5.000%, 08/01/22	678,270
305,000	South Carolina Public Service Authority, Revenue Ser B, 5.000%, 12/01/43	394,714
500,000	South Wayne County Water and Sewer Authority, Revenue Ser S, 4.000%, 02/15/31	598,727
585,000	South Wayne County Water and Sewer Authority, Revenue Ser S, 4.000%, 02/15/37	692,141
100,000	St. Charles, MO, COP, 4.000%, 04/01/27	113,237
500,000	State of Connecticut Special Tax Revenue, Revenue Ser D, 5.000%, 11/01/35	667,185
75,000	State of North Carolina, Revenue Ser B, 5.000%, 06/01/22	76,496
1,000,000	State of Ohio, 4.000%, 01/01/40	1,164,137
400,000	State of Ohio, 4.000%, 11/15/40	457,452
1,000,000	State of Ohio Ser A, 4.000%, 01/15/46	1,165,314
1,000,000	State of Ohio Ser A, 5.000%, 12/01/36	1,250,005
500,000	Tobacco Settlement Financing Corp, Revenue, 5.000%, 06/01/30	612,702
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	584,410
50,000	Triborough Bridge & Tunnel Authority, Revenue Ser A, 5.000%, 11/15/22	52,065
75,000	Triborough Bridge & Tunnel Authority, Revenue Ser B, 5.000%, 11/15/22	78,098
1,000,000	Univ. of Cincinnati Ser A, 5.000%, 06/01/37	1,233,329
500,000	Univ. of Colorado, Revenue Ser C, 5.000%, 06/01/46	648,493
350,000	Upper Arlington , OH, Nontax Rev. Ser A, 3.000%, 12/01/39	385,034
475,000	Upper Arlington , OH, Nontax Rev. Ser A, 3.000%, 12/01/41	516,964
695,000	USF Financing Corp, COP Ser A, 5.000%, 07/01/23	742,684

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 69.0% (Continued)
$ 500,000	Vernon, CA, Electric System Revenue, Revenue Ser A, 4.000%, 04/01/22	$ 504,501
590,000	Vernon, CA, Electric System Revenue, Revenue Ser A, 4.000%, 10/01/22	606,188
815,000	Volusia County Educational Facility Authority, Revenue, 4.000%, 10/15/39	940,467
50,000	Volusia County School Board, COP Ser B, 5.000%, 08/01/24	55,813
160,000	Warren County, OH Ser A, 4.000%, 07/01/39	182,821
295,000	Washington State University, Revenue, 5.000%, 04/01/26	348,282
185,000	Yamhill County, OR, Revenue, 4.000%, 12/01/22	190,972
150,000	Yamhill County, OR, Revenue, 4.000%, 12/01/23	159,620
150,000	Yamhill County, OR, Revenue, 4.000%, 12/01/36	180,187
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	283,976
275,000	Yamhill County, OR, Revenue, 4.000%, 12/01/51	318,597
	Total Fixed Rate Revenue Bonds	$46,859,262
	General Obligation Bonds – 19.1%
500,000	Cuyahoga County, OH LTGO Ser A, 3.000%, 12/01/35	549,025
50,000	Fairfield-Suisun Unified School District, Revenue, 4.000%, 08/01/28	57,453
75,000	Fruitvale School District, Revenue, 5.000%, 08/01/22	77,094
125,000	Greenville, TX, LTGO, 4.000%, 02/15/29	147,091
1,000,000	Hamilton County, OH LTGO Ser A, 5.000%, 12/01/37	1,231,156
675,000	Hazelwood School District, Revenue Ser P, 4.000%, 03/01/22	679,148
500,000	Indian Hill Exempted Village School District, UTGO, 3.000%, 12/01/45	543,477
500,000	Indian Hill Exempted Village School District, UTGO, 3.000%, 12/01/46	542,783
300,000	Lexington LSD UTGO Ser A, 4.000%, 10/01/39	353,876
825,000	Licking Heights LSD UTGO, 6.400%, 12/01/28	1,008,737
700,000	Miami Valley Career Technology Center UTGO, 4.000%, 12/01/34	816,895
115,000	Montgomery, AL, LTGO, 4.000%, 02/01/27	133,660
115,000	New Haven Community Schools, Revenue Ser I, 5.000%, 05/01/44	141,918
500,000	New Orleans, LA, Revenue Ser A, 5.000%, 12/01/50	633,142
250,000	Parma, OH LTGO, 3.000%, 12/01/32	274,734
195,000	Peabody, MA, LTGO Ser B, 4.000%, 07/15/22	198,951
540,000	Portage Public Schools, Revenue, 5.000%, 05/01/22	548,461
250,000	Prairiestar Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/46	311,282
650,000	Romulus Community Schools, Revenue Ser A, 4.000%, 05/01/23	680,779
455,000	Seven Hills, OH LTGO, 3.000%, 12/01/37	504,543
50,000	Shakopee Independent School District No 720, Revenue Ser A, 5.000%, 02/01/23	52,558
250,000	Shelbyville, TN, Revenue, 5.000%, 12/01/27	309,427
50,000	State of Connecticut, Revenue Ser B, 5.000%, 01/15/23	52,450
500,000	State of Mississippi, Revenue Ser C, 5.000%, 10/01/36	626,886
50,000	State of Washington, Revenue Ser E, 5.000%, 06/01/44	65,299
75,000	Tahoe-Truckee Unified School District, Revenue Ser B, 4.000%, 08/01/22	76,672
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,180,759
525,000	Township of Piscataway, Revenue, 5.000%, 12/01/23	571,242
300,000	Upper Arlington, OH LTGO, 4.000%, 12/01/32	335,795
135,000	Waco, TX, LTGO, 5.000%, 02/01/23	141,937
75,000	Waterbury, CT, Revenue Ser A, 5.000%, 11/15/26	90,028
	Total General Obligation Bonds	$12,937,258
Principal Amount		Market Value
	Pre-refunded/Escrowed to Maturity(A) — 5.0%
$ 50,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Pre-refunded @ 100, 3.750%, 01/01/43	$ 56,338
1,000,000	Green, OH, 4.000%, 12/01/30	1,034,704
1,000,000	Hamilton County, OH Pre-refunded @ 100, 5.250%, 06/01/32	1,020,724
1,000,000	Kent State Univ. Pre-refunded @ 100, 4.500%, 05/01/32	1,014,177
250,000	Lakewood CSD UTGO Pre-refunded @ 100, 5.000%, 11/01/33	259,952
	Total Pre-refunded/Escrowed to Maturity	$3,385,895
	Variable Rate Demand Notes(B)(C)(D) — 4.2%
850,000	Montgomery County, OH, Rev. Ser C, 0.010%, 11/15/45	850,000
2,000,000	Ohio Higher Educational Fac. Commission Ser B, 0.010%, 01/01/39	2,000,000
	Total Variable Rate Demand Notes	$2,850,000
Shares
	Short-Term Investment Fund — 2.8%
$1,900,250	Dreyfus Government Cash Management Institutional Shares, 0.030%∞Ω	1,900,250
	Total Investment Securities—100.1% (Cost $65,627,958)	$67,932,665
	Liabilities in Excess of Other Assets — (0.1%)	$(80,919)
	Net Assets — 100.0%	$67,851,746
(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.
(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.
(C)	Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at December 31, 2021. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
COP–Certificates of Participation
CSD–City School District
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$66,032,415	$—	$66,032,415
Short-Term Investment Fund	1,900,250	—	—	1,900,250
Total	$1,900,250	$66,032,415	$—	$67,932,665
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Equity Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 95.6%
	France — 14.9%
	Communication Services — 3.0%
153,100	JCDecaux SA*	$ 3,834,696
	Consumer Discretionary — 6.6%
127,100	Accor SA*	4,119,746
25,500	Cie Generale des Etablissements Michelin SCA	4,176,500
	Energy — 3.4%
85,000	TOTAL SE	4,326,520
	Health Care — 1.9%
23,200	Sanofi	2,327,981
	Total France	18,785,443
	Switzerland — 14.0%
	Consumer Staples — 3.0%
26,800	Nestle SA	3,741,744
	Health Care — 5.1%
31,500	Novartis AG	2,767,969
9,000	Roche Holding AG	3,733,751
	Industrials — 3.2%
80,200	Adecco Group AG	4,086,782
	Materials — 2.7%
67,300	LafargeHolcim Ltd.	3,422,816
	Total Switzerland	17,753,062
	United Kingdom — 12.3%
	Consumer Staples — 3.3%
48,400	Reckitt Benckiser Group PLC	4,166,449
	Health Care — 3.3%
1,586,000	ConvaTec Group PLC, 144a	4,146,409
	Industrials — 2.0%
63,700	Bunzl PLC	2,488,461
	Information Technology — 1.8%
47,000	Spectris PLC	2,327,104
	Real Estate — 1.9%
1,046,437	Foxtons Group PLC	559,480
98,600	Savills PLC	1,879,117
	Total United Kingdom	15,567,020
	Japan — 11.0%
	Communication Services — 3.0%
137,300	Nippon Telegraph & Telephone Corp.	3,754,917
	Consumer Discretionary — 3.9%
314,000	USS Co. Ltd.	4,905,850
	Consumer Staples — 1.9%
104,300	Calbee, Inc.	2,421,877
	Industrials — 2.2%
13,300	FANUC Corp.	2,827,075
	Total Japan	13,909,719
	Germany — 9.7%
	Health Care — 2.8%
87,900	Fresenius SE & Co. KGaA	3,533,002
	Industrials — 3.2%
19,000	Brenntag SE	1,715,773
60,700	Norma Group SE	2,343,267
	Information Technology — 1.8%
16,100	SAP SE	2,265,907
Shares		Market Value

	Germany — (Continued)
	Materials — 1.9%
70,500	FUCHS PETROLUB SE	$ 2,469,798
	Total Germany	12,327,747
	Mexico — 7.9%
	Communication Services — 1.8%
650,687	Megacable Holdings SAB de CV	2,224,199
	Consumer Staples — 6.1%
309,370	Gruma SAB de CV - Class B	3,953,946
2,492,100	Kimberly-Clark de Mexico SAB de CV - Class A	3,786,439
	Total Mexico	9,964,584
	South Korea — 3.5%
	Information Technology — 3.5%
68,000	Samsung Electronics Co. Ltd.	4,465,898
	Canada — 3.4%
	Materials — 3.4%
225,800	Barrick Gold Corp.	4,293,047
	Greece — 2.9%
	Consumer Discretionary — 2.9%
255,400	OPAP SA	3,617,355
	Hong Kong — 2.8%
	Consumer Discretionary — 2.8%
676,000	Galaxy Entertainment Group Ltd.*	3,506,819
	United States — 2.7%
	Health Care — 2.7%
33,400	Medtronic PLC	3,455,230
	India — 2.6%
	Communication Services — 2.0%
768,900	Indus Towers Ltd.	2,563,776
	Consumer Discretionary — 0.6%
1,980,000	PC Jeweller Ltd.*	715,935
	Total India	3,279,711
	China — 2.0%
	Communication Services — 2.0%
44,300	Tencent Holdings Ltd.	2,584,955
	Brazil — 1.8%
	Industrials — 1.8%
2,110,000	Boa Vista Servicos SA	2,272,890
	Tanzania — 1.7%
	Communication Services — 1.7%
930,000	Helios Towers PLC*	2,165,139
	Spain — 1.2%
	Industrials — 1.2%
20,000	Befesa SA, 144a	1,534,646
	Norway — 1.2%
	Energy — 1.2%
156,300	TGS NOPEC Geophysical Co. ASA	1,494,962
	Total Common Stocks	$120,978,227
	Exchange-Traded Fund — 2.7%
43,000	iShares MSCI EAFE ETF†	3,383,242
	Total Exchange-Traded Fund	$3,383,242

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 2.5%
2,025,553	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 2,025,553
1,128,757	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	1,128,757
	Total Short-Term Investment Funds	$3,154,310
	Total Investment Securities — 100.8% (Cost $118,041,558)	$127,515,779
	Liabilities in Excess of Other Assets — (0.8)%	(968,698)
	Net Assets — 100.0%	$126,547,081
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2021 was $1,105,297.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $5,681,055 or 4.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$3,834,696	$14,950,747	$—	$18,785,443
Switzerland	—	17,753,062	—	17,753,062
United Kingdom	8,912,110	6,654,910	—	15,567,020
Japan	—	13,909,719	—	13,909,719
Germany	—	12,327,747	—	12,327,747
Mexico	9,964,584	—	—	9,964,584
South Korea	—	4,465,898	—	4,465,898
Canada	4,293,047	—	—	4,293,047
Greece	—	3,617,355	—	3,617,355
Hong Kong	—	3,506,819	—	3,506,819
United States	3,455,230	—	—	3,455,230
India	—	3,279,711	—	3,279,711
China	—	2,584,955	—	2,584,955
Brazil	2,272,890	—	—	2,272,890
Tanzania	2,165,139	—	—	2,165,139
Spain	—	1,534,646	—	1,534,646
Norway	—	1,494,962	—	1,494,962
Exchange-Traded Fund	3,383,242	—	—	3,383,242
Short-Term Investment Funds	3,154,310	—	—	3,154,310
Total	$41,435,248	$86,080,531	$—	$127,515,779
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Growth Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 100.1%
	France — 15.4%
	Consumer Discretionary — 2.1%
2,346	Kering SA	$ 1,882,319
	Industrials — 4.1%
13,085	Safran SA	1,601,909
4,560	Teleperformance	2,038,669
	Information Technology — 9.2%
27,770	Capgemini SE	6,805,891
24,535	Worldline SA, 144a*	1,365,624
	Total France	13,694,412
	India — 10.3%
	Financials — 7.9%
57,940	HDFC Bank Ltd. ADR	3,770,156
163,880	ICICI Bank Ltd. ADR	3,243,185
	Information Technology — 2.4%
22,040	Larsen & Toubro Infotech Ltd., 144a	2,167,677
	Total India	9,181,018
	Canada — 9.9%
	Consumer Discretionary — 1.7%
29,960	Dollarama, Inc.	1,499,480
	Financials — 4.8%
22,340	Bank of Montreal	2,405,221
23,910	Toronto-Dominion Bank (The)	1,833,110
	Industrials — 3.4%
42,510	Canadian Pacific Railway Ltd.	3,058,169
	Total Canada	8,795,980
	United Kingdom — 9.2%
	Consumer Discretionary — 2.8%
109,470	Entain PLC*	2,502,121
	Health Care — 4.8%
36,470	AstraZeneca PLC	4,258,582
	Information Technology — 1.6%
8,575	Endava PLC ADR*	1,439,914
	Total United Kingdom	8,200,617
	United States — 7.2%
	Communication Services — 4.8%
820	Alphabet, Inc. - Class A*	2,375,573
5,605	Meta Platforms, Inc. - Class A*	1,885,242
	Information Technology — 2.4%
6,485	Microsoft Corp.	2,181,035
	Total United States	6,441,850
	Switzerland — 7.0%
	Consumer Staples — 1.8%
46,890	Coca-Cola HBC AG	1,623,582
	Health Care — 5.2%
25,666	Alcon, Inc.	2,263,879
6,060	Sonova Holding AG	2,368,231
	Total Switzerland	6,255,692
	Israel — 5.3%
	Information Technology — 5.3%
15,590	Nice Ltd. ADR*	4,733,124
Shares		Market Value

	China — 5.3%
	Consumer Discretionary — 3.4%
81,000	ANTA Sports Products Ltd.	$ 1,216,485
963,600	Tongcheng-Elong Holdings Ltd.*	1,786,219
	Consumer Staples — 1.9%
49,200	Wuliangye Yibin Co. Ltd. - Class A	1,718,622
	Total China	4,721,326
	Germany — 5.1%
	Communication Services — 3.0%
34,050	Stroeer SE & Co. KGaA	2,686,479
	Consumer Discretionary — 2.1%
6,490	adidas AG	1,868,765
	Total Germany	4,555,244
	Japan — 4.1%
	Communication Services — 1.9%
63,200	Kakaku.com, Inc.	1,689,543
	Industrials — 2.2%
32,200	Recruit Holdings Co. Ltd.	1,959,555
	Total Japan	3,649,098
	Sweden — 3.9%
	Consumer Discretionary — 3.9%
24,320	Evolution AB, 144a	3,437,414
	Taiwan — 3.7%
	Information Technology — 3.7%
27,660	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,327,775
	South Korea — 3.4%
	Communication Services — 3.4%
9,450	NAVER Corp.	2,999,632
	Singapore — 3.2%
	Financials — 3.2%
117,300	DBS Group Holdings Ltd.	2,840,884
	Italy — 2.9%
	Information Technology — 2.9%
165,855	Nexi SpA, 144a*	2,628,205
	Spain — 1.6%
	Health Care — 1.6%
72,359	Grifols SA	1,390,175
	Thailand — 1.5%
	Consumer Staples — 1.5%
2,786,300	Thai Beverage PCL	1,365,729
	Denmark — 1.1%
	Information Technology — 1.1%
9,183	Netcompany Group A/S, 144a	984,605
	Total Common Stocks	$89,202,780

Touchstone International Growth Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.2%
138,346	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 138,346
	Total Investment Securities — 100.3% (Cost $73,966,186)	$89,341,126
	Liabilities in Excess of Other Assets — (0.3)%	(231,498)
	Net Assets — 100.0%	$89,109,628
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $10,583,525 or 11.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$13,694,412	$—	$13,694,412
India	7,013,341	2,167,677	—	9,181,018
Canada	8,795,980	—	—	8,795,980
United Kingdom	1,439,914	6,760,703	—	8,200,617
United States	6,441,850	—	—	6,441,850
Switzerland	—	6,255,692	—	6,255,692
Israel	4,733,124	—	—	4,733,124
China	—	4,721,326	—	4,721,326
Germany	2,686,479	1,868,765	—	4,555,244
Japan	—	3,649,098	—	3,649,098
Sweden	—	3,437,414	—	3,437,414
Taiwan	3,327,775	—	—	3,327,775
South Korea	—	2,999,632	—	2,999,632
Singapore	—	2,840,884	—	2,840,884
Italy	—	2,628,205	—	2,628,205
Spain	1,390,175	—	—	1,390,175
Thailand	—	1,365,729	—	1,365,729
Denmark	—	984,605	—	984,605
Short-Term Investment Fund	138,346	—	—	138,346
Total	$35,966,984	$53,374,142	$—	$89,341,126
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Focused Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.1%
	Information Technology — 27.1%
1,201,107	Apple, Inc.	$ 213,280,570
278,071	International Business Machines Corp.	37,166,970
824,262	Microsoft Corp.	277,215,796
701,356	Oracle Corp.	61,165,257
321,608	salesforce.com, Inc.*	81,730,241
571,750	SS&C Technologies Holdings, Inc.	46,872,065
315,055	Texas Instruments, Inc.	59,378,416
272,285	Visa, Inc. - Class A	59,006,882
174,337	Workday, Inc. - Class A*	47,625,381
		883,441,578
	Communication Services — 17.7%
66,596	Alphabet, Inc. - Class C*	192,701,520
1,011,459	AT&T, Inc.	24,881,891
1,153,810	Comcast Corp. - Class A	58,071,257
802,853	Fox Corp. - Class A	29,625,276
551,977	Meta Platforms, Inc. - Class A*	185,657,464
84,091	Netflix, Inc.*	50,659,782
220,347	Walt Disney Co. (The)*	34,129,547
		575,726,737
	Health Care — 13.0%
348,761	AmerisourceBergen Corp.	46,346,849
493,851	BioMarin Pharmaceutical, Inc.*	43,631,736
1,201,507	Bristol-Myers Squibb Co.	74,913,962
262,196	HCA Healthcare, Inc.	67,363,396
517,873	Johnson & Johnson	88,592,534
204,648	UnitedHealth Group, Inc.	102,761,947
		423,610,424
	Financials — 10.9%
2,071,544	Bank of America Corp.	92,162,992
404,814	Berkshire Hathaway, Inc. - Class B*	121,039,386
240,178	Goldman Sachs Group, Inc. (The)	91,880,094
158,046	Signature Bank	51,123,140
		356,205,612
	Consumer Discretionary — 9.5%
142,903	Airbnb, Inc. - Class A*	23,791,920
192,099	Alibaba Group Holding Ltd. (China) ADR*	22,819,440
47,660	Amazon.com, Inc.*	158,914,644
518,650	Hilton Worldwide Holdings, Inc.*	80,904,214
198,238	Starbucks Corp.	23,187,899
		309,618,117
	Industrials — 8.4%
125,584	Deere & Co.	43,061,498
94,428	FedEx Corp.	24,422,858
301,108	Hubbell, Inc.	62,711,763
134,017	Parker-Hannifin Corp.	42,633,488
Shares		Market Value

	Industrials — (Continued)
922,580	Raytheon Technologies Corp.	$ 79,397,235
508,021	Southwest Airlines Co.*	21,763,619
		273,990,461
	Consumer Staples — 3.4%
582,968	Monster Beverage Corp.*	55,988,247
594,112	Philip Morris International, Inc.	56,440,640
		112,428,887
	Real Estate — 2.7%
325,433	Jones Lang LaSalle, Inc.*	87,652,124
	Energy — 1.9%
614,529	Exxon Mobil Corp.	37,603,030
801,837	Schlumberger NV	24,015,018
		61,618,048
	Materials — 1.5%
613,323	DuPont de Nemours, Inc.	49,544,232
	Total Common Stocks	$3,133,836,220
	Short-Term Investment Fund — 3.9%
127,886,428	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	127,886,428
	Total Investment Securities—100.0% (Cost $1,809,231,734)	$3,261,722,648
	Liabilities in Excess of Other Assets — (0.0%)	(601,763)
	Net Assets — 100.0%	$3,261,120,885
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,133,836,220	$—	$—	$3,133,836,220
Short-Term Investment Fund	127,886,428	—	—	127,886,428
Total	$3,261,722,648	$—	$—	$3,261,722,648
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.7%
	Information Technology — 18.8%
140,960	Apple, Inc.	$ 25,030,267
157,780	Cisco Systems, Inc.	9,998,519
97,638	Fiserv, Inc.*	10,133,848
72,421	Texas Instruments, Inc.	13,649,186
59,643	Visa, Inc. - Class A	12,925,234
		71,737,054
	Financials — 16.3%
83,878	Berkshire Hathaway, Inc. - Class B*	25,079,522
12,014	BlackRock, Inc.	10,999,538
197,655	Charles Schwab Corp. (The)	16,622,785
91,286	Progressive Corp. (The)	9,370,508
		62,072,353
	Consumer Discretionary — 13.6%
84,432	CarMax, Inc.*	10,995,579
40,196	Home Depot, Inc. (The)	16,681,742
34,437	Lowe's Cos., Inc.	8,901,276
21,427	O'Reilly Automotive, Inc.*	15,132,390
		51,710,987
	Communication Services — 12.9%
8,153	Alphabet, Inc. - Class C*	23,591,439
52,322	Meta Platforms, Inc. - Class A*	17,598,505
151,974	Verizon Communications, Inc.	7,896,569
		49,086,513
	Consumer Staples — 10.1%
303,545	Altria Group, Inc.	14,384,998
112,113	Church & Dwight Co., Inc.	11,491,583
91,085	Nestle SA (Switzerland) ADR	12,785,601
		38,662,182
	Industrials — 9.6%
47,732	FedEx Corp.	12,345,405
47,713	Norfolk Southern Corp.	14,204,637
28,202	Old Dominion Freight Line, Inc.	10,107,033
		36,657,075
	Materials — 9.0%
34,786	Air Products & Chemicals, Inc.	10,583,989
34,958	Martin Marietta Materials, Inc.	15,399,698
24,260	NewMarket Corp.	8,314,387
		34,298,074
Shares		Market Value

	Health Care — 5.1%
55,650	Johnson & Johnson	$ 9,520,045
170,956	Pfizer, Inc.	10,094,952
		19,614,997
	Real Estate — 3.3%
368,507	STORE Capital Corp. REIT	12,676,641
	Total Common Stocks	$376,515,876
	Short-Term Investment Fund — 1.5%
5,629,339	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	5,629,339
	Total Investment Securities—100.2% (Cost $212,140,092)	$382,145,215
	Liabilities in Excess of Other Assets — (0.2%)	(864,925)
	Net Assets — 100.0%	$381,280,290
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$376,515,876	$—	$—	$376,515,876
Short-Term Investment Fund	5,629,339	—	—	5,629,339
Total	$382,145,215	$—	$—	$382,145,215
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Company Growth Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Information Technology — 43.7%
21,960	Adobe, Inc.*	$ 12,452,638
27,605	Automatic Data Processing, Inc.	6,806,841
43,150	Fiserv, Inc.*	4,478,538
26,425	FleetCor Technologies, Inc.*	5,914,972
40,625	Global Payments, Inc.	5,491,687
16,814	Intuit, Inc.	10,815,101
14,877	Mastercard, Inc. - Class A	5,345,604
99,375	Microsoft Corp.	33,421,800
34,725	NVIDIA Corp.	10,212,970
66,800	PayPal Holdings, Inc.*	12,597,144
52,089	Visa, Inc. - Class A	11,288,207
		118,825,502
	Communication Services — 22.5%
9,765	Alphabet, Inc. - Class A*	28,289,596
60,975	Meta Platforms, Inc. - Class A*	20,508,941
20,475	Netflix, Inc.*	12,334,959
		61,133,496
	Health Care — 8.4%
133,350	Boston Scientific Corp.*	5,664,708
46,500	Neurocrine Biosciences, Inc.*	3,960,405
14,600	UnitedHealth Group, Inc.	7,331,244
23,575	Zoetis, Inc.	5,753,007
		22,709,364
	Consumer Discretionary — 7.9%
6,460	Amazon.com, Inc.*	21,539,836
	Financials — 7.6%
22,550	Aon PLC - Class A	6,777,628
163,925	Charles Schwab Corp. (The)	13,786,093
		20,563,721
	Consumer Staples — 4.4%
133,665	Keurig Dr Pepper, Inc.	4,926,892
72,125	Monster Beverage Corp.*	6,926,885
		11,853,777
Shares		Market Value

	Materials — 2.3%
17,875	Linde PLC (United Kingdom)	$ 6,192,436
	Industrials — 2.1%
26,425	United Parcel Service, Inc. - Class B	5,663,935
	Total Common Stocks	$268,482,067
	Short-Term Investment Fund — 1.2%
3,264,481	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3,264,481
	Total Investment Securities—100.1% (Cost $155,202,529)	$271,746,548
	Liabilities in Excess of Other Assets — (0.1%)	(204,568)
	Net Assets — 100.0%	$271,541,980
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$268,482,067	$—	$—	$268,482,067
Short-Term Investment Fund	3,264,481	—	—	3,264,481
Total	$271,746,548	$—	$—	$271,746,548
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Consumer Discretionary — 19.4%
480,622	American Eagle Outfitters, Inc.	$ 12,169,349
250,108	Aritzia, Inc. (Canada)*	10,350,728
392,414	Foot Locker, Inc.	17,121,023
56,868	Fox Factory Holding Corp.*	9,673,247
471,837	Frontdoor, Inc.*	17,292,826
209,414	Grand Canyon Education, Inc.*	17,948,874
704,720	Leslie's, Inc.*	16,673,675
253,068	Malibu Boats, Inc. - Class A*	17,393,364
113,126	Oxford Industries, Inc.	11,484,551
125,173	Skyline Champion Corp.*	9,886,163
351,574	Steven Madden Ltd.	16,337,644
115,456	Texas Roadhouse, Inc.	10,307,912
35,858	TopBuild Corp.*	9,893,581
358,395	Zumiez, Inc.*	17,199,376
		193,732,313
	Industrials — 18.0%
85,861	ASGN, Inc.*	10,595,247
217,682	Clean Harbors, Inc. *	21,718,133
195,722	Crane Co.	19,910,799
81,180	Curtiss-Wright Corp.	11,257,231
93,554	Forward Air Corp.	11,328,454
148,533	Gibraltar Industries, Inc.*	9,904,181
655,277	Great Lakes Dredge & Dock Corp.*	10,300,955
101,525	ITT, Inc.	10,374,840
408,131	JELD-WEN Holding, Inc.*	10,758,333
61,951	John Bean Technologies Corp.	9,513,196
234,649	KBR, Inc.	11,173,985
85,206	Quanta Services, Inc.	9,769,720
69,480	Regal Rexnord Corp.	11,824,106
243,438	SkyWest, Inc.*	9,567,113
305,453	Zurn Water Solutions Corp.	11,118,489
		179,114,782
	Health Care — 16.9%
601,245	Allscripts Healthcare Solutions, Inc.*	11,092,970
285,036	Anika Therapeutics, Inc.*	10,212,840
20,748	Bio-Techne Corp.	10,733,770
20,369	Chemed Corp.	10,776,016
170,791	Encompass Health Corp.	11,145,821
130,677	Ensign Group, Inc. (The)	10,971,641
148,050	Globus Medical, Inc. - Class A*	10,689,210
165,696	Integra LifeSciences Holdings Corp.*	11,099,975
86,140	LHC Group, Inc.*	11,820,992
205,203	NuVasive, Inc.*	10,769,053
55,333	Omnicell, Inc.*	9,984,287
586,375	Premier, Inc. - Class A	24,141,059
157,650	Progyny, Inc.*	7,937,678
310,571	Tactile Systems Technology, Inc.*	5,910,166
169,935	Vocera Communications, Inc.*	11,018,585
		168,304,063
	Information Technology — 16.5%
580,778	8x8, Inc.*	9,733,839
108,800	Advanced Energy Industries, Inc.	9,907,328
848,257	Box, Inc. - Class A*	22,215,851
538,603	Cognyte Software Ltd. (Israel)*	8,439,909
146,937	CommVault Systems, Inc.*	10,126,898
455,087	Digi International, Inc.*	11,181,488
76,899	ExlService Holdings, Inc.*	11,132,668
149,430	MAXIMUS, Inc.	11,905,088
177,504	Onto Innovation, Inc.*	17,968,730
72,757	Qualys, Inc.*	9,983,715
Shares		Market Value

	Information Technology — (Continued)
65,557	SPS Commerce, Inc.*	$ 9,332,039
287,276	Tower Semiconductor Ltd. (Israel)*	11,399,112
216,608	Verint Systems, Inc.*	11,374,086
112,862	WNS Holdings Ltd. (India) ADR*	9,956,686
		164,657,437
	Financials — 12.9%
255,775	Ameris Bancorp	12,706,902
80,022	Evercore, Inc. - Class A	10,870,989
1,153,317	FNB Corp.	13,989,735
180,579	Independent Bank Group, Inc.	13,028,775
319,040	Pacific Premier Bancorp, Inc.	12,771,171
141,203	Pinnacle Financial Partners, Inc.	13,484,887
141,580	PJT Partners, Inc. - Class A	10,489,662
940,076	Valley National Bancorp	12,926,045
253,249	Webster Financial Corp.	14,141,424
134,933	Western Alliance Bancorp	14,525,537
		128,935,127
	Real Estate — 5.9%
166,234	Agree Realty Corp. REIT	11,862,458
852,975	Corporate Office Properties Trust REIT	23,857,711
351,598	Healthcare Realty Trust, Inc. REIT	11,124,561
243,961	STAG Industrial, Inc. REIT	11,700,369
		58,545,099
	Materials — 5.4%
197,360	Ashland Global Holdings, Inc.	21,247,778
362,857	Axalta Coating Systems Ltd. *	12,017,824
63,041	Eagle Materials, Inc.	10,493,805
241,742	Silgan Holdings, Inc.	10,356,227
		54,115,634
	Communication Services — 3.8%
345,691	Cargurus, Inc.*	11,629,045
580,230	QuinStreet, Inc.*	10,554,384
144,090	Ziff Davis, Inc.*	15,973,817
		38,157,246
	Consumer Staples — 0.1%
52,318	Mission Produce, Inc.*	821,393
	Total Common Stocks	$986,383,094
	Short-Term Investment Fund — 1.7%
16,990,307	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	16,990,307
	Total Investment Securities—100.6% (Cost $715,303,557)	$1,003,373,401
	Liabilities in Excess of Other Assets — (0.6%)	(5,672,164)
	Net Assets — 100.0%	$997,701,237
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$986,383,094	$—	$—	$986,383,094
Short-Term Investment Fund	16,990,307	—	—	16,990,307
Total	$1,003,373,401	$—	$—	$1,003,373,401
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Value Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	Financials — 18.1%
54,700	American Express Co.	$ 8,948,920
227,010	American International Group, Inc.	12,907,789
58,171	Citigroup, Inc.	3,512,947
21,408	Goldman Sachs Group, Inc. (The)	8,189,630
55,662	JPMorgan Chase & Co.	8,814,078
97,079	Northern Trust Corp.	11,611,619
87,558	The Allstate Corp.	10,301,199
232,068	US Bancorp	13,035,259
373,336	Wells Fargo & Co.	17,912,661
50,033	Willis Towers Watson PLC	11,882,337
		107,116,439
	Consumer Discretionary — 16.4%
78,355	Advance Auto Parts, Inc.	18,795,796
324,103	Aramark	11,943,196
69,771	Dollar General Corp.	16,454,095
229,275	Las Vegas Sands Corp.*	8,629,911
57,052	Lennar Corp. - Class A	6,627,160
18,878	Lithia Motors, Inc.	5,605,822
63,799	Lowe's Cos., Inc.	16,490,766
103,912	Ralph Lauren Corp.	12,350,980
		96,897,726
	Health Care — 14.3%
41,345	Anthem, Inc.	19,165,061
141,220	CVS Health Corp.	14,568,255
63,425	Medtronic PLC	6,561,316
222,360	Merck & Co., Inc.	17,041,671
288,031	Perrigo Co. PLC	11,204,406
31,971	UnitedHealth Group, Inc.	16,053,918
		84,594,627
	Industrials — 12.1%
135,965	AECOM	10,516,893
42,179	Deere & Co.	14,462,757
94,877	JB Hunt Transport Services, Inc.	19,392,859
105,869	Raytheon Technologies Corp.	9,111,086
70,241	Stanley Black & Decker, Inc.	13,248,857
197,881	Vertiv Holdings Co.	4,941,089
		71,673,541
	Materials — 10.0%
25,902	Air Products & Chemicals, Inc.	7,880,942
323,405	Axalta Coating Systems Ltd. *	10,711,174
297,245	Corteva, Inc.	14,053,744
95,616	DuPont de Nemours, Inc.	7,723,860
123,163	International Flavors & Fragrances, Inc.	18,554,506
		58,924,226
	Information Technology — 8.5%
29,817	Broadcom, Inc.	19,840,530
155,891	Cognizant Technology Solutions Corp. - Class A	13,830,650
77,825	Oracle Corp.	6,787,118
51,610	QUALCOMM, Inc.	9,437,921
		49,896,219
Shares		Market Value

	Energy — 8.2%
217,979	Hess Corp.	$ 16,136,985
213,007	Phillips 66	15,434,487
63,611	Pioneer Natural Resources	11,569,569
69,814	Valero Energy Corp.	5,243,730
		48,384,771
	Communication Services — 5.5%
563,210	Altice USA, Inc. - Class A*	9,112,738
285,600	Comcast Corp. - Class A	14,374,248
74,934	T-Mobile US, Inc.*	8,690,845
		32,177,831
	Real Estate — 2.0%
287,928	MGM Growth Properties LLC - Class A REIT	11,761,859
	Consumer Staples — 1.9%
202,290	Coca-Cola Europacific Partners PLC (United Kingdom)	11,314,080
	Utilities — 1.4%
144,924	Exelon Corp.	8,370,810
	Total Common Stocks	$581,112,129
	Short-Term Investment Fund — 1.5%
9,019,147	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	9,019,147
	Total Investment Securities—99.9% (Cost $458,378,331)	$590,131,276
	Other Assets in Excess of Liabilities — 0.1%	350,441
	Net Assets — 100.0%	$590,481,717
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$581,112,129	$—	$—	$581,112,129
Short-Term Investment Fund	9,019,147	—	—	9,019,147
Total	$590,131,276	$—	$—	$590,131,276
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
December 31, 2021 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund
Assets
Investments, at cost	$744,944,322	$65,627,958	$118,041,558	$73,966,186	$1,809,231,734	$212,140,092
Investments, at market value *	$984,103,634	$67,932,665	$127,515,779	$89,341,126	$3,261,722,648	$382,145,215
Cash	—	168	—	—	—	—
Foreign currency †	1,048	—	188	19,241	—	—
Dividends and interest receivable	1,817,005	421,372	81,641	18,933	974,733	518,252
Receivable for capital shares sold	2,453,408	18,689	17,357	25,776	3,481,346	203,487
Receivable for investments sold	—	—	—	—	—	—
Receivable for securities lending income	1,186	—	155	381	189	—
Tax reclaim receivable	1,223	—	619,842	157,058	360,768	—
Other assets	36,232	3,763	13,641	25,447	66,103	10,045
Total Assets	988,413,736	68,376,657	128,248,603	89,587,962	3,266,605,787	382,876,999

Liabilities
Dividends payable	—	10,954	—	—	—	—
Payable for return of collateral for securities on loan	911,250	—	1,128,757	—	—	—
Deferred foreign capital gains tax	—	—	—	170,350	—	—
Payable for capital shares redeemed	931,610	83,813	298,138	143,735	2,197,306	1,209,144
Payable for investments purchased	—	348,056	—	—	—	—
Payable to Investment Advisor	478,189	16,534	68,548	35,407	1,376,203	166,093
Payable to other affiliates	319,190	9,966	35,711	11,060	876,365	44,425
Payable to Trustees	17,495	17,495	17,495	17,495	17,495	17,495
Payable for professional services	31,291	17,869	46,282	49,953	47,315	19,238
Payable for transfer agent services	312,230	11,834	92,395	47,918	887,998	121,751
Other accrued expenses and liabilities	19,510	8,390	14,196	2,416	82,220	18,563
Total Liabilities	3,020,765	524,911	1,701,522	478,334	5,484,902	1,596,709
Net Assets	$985,392,971	$67,851,746	$126,547,081	$89,109,628	$3,261,120,885	$381,280,290
Net assets consist of:
Paid-in capital	741,307,832	64,300,370	116,187,735	81,351,887	1,782,185,214	207,038,637
Distributable earnings (deficit)	244,085,139	3,551,376	10,359,346	7,757,741	1,478,935,671	174,241,653
Net Assets	$985,392,971	$67,851,746	$126,547,081	$89,109,628	$3,261,120,885	$381,280,290
*Includes market value of securities on loan of:	$892,822	$—	$1,105,297	$—	$—	$—
†Cost of foreign currency:	$1,017	$—	$183	$19,166	$—	$—
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Large Company Growth Fund	Touchstone Small Company Fund	Touchstone Value Fund

$155,202,529	$715,303,557	$458,378,331
$271,746,548	$1,003,373,401	$590,131,276
—	—	—
—	—	—
28,709	559,740	968,806
30,150	503,693	529,383
—	1,495,240	—
—	403	—
—	—	—
275	14,652	27,644
271,805,682	1,005,947,129	591,657,109

—	—	—
—	—	—
—	—	—
20,007	1,102,732	618,391
—	5,826,427	—
109,978	530,735	250,041
30,502	255,447	104,481
17,495	17,495	17,495
18,262	27,167	18,220
56,555	440,682	157,026
10,903	45,207	9,738
263,702	8,245,892	1,175,392
$271,541,980	$997,701,237	$590,481,717

144,338,766	684,498,223	449,761,724
127,203,214	313,203,014	140,719,993
$271,541,980	$997,701,237	$590,481,717
$—	$—	$—
$—	$—	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$654,026,121	$30,481,133	$96,159,713	$1,830,754	$2,257,367,520	$5,223,891
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	25,174,113	2,572,862	6,201,711	130,871	38,420,985	273,705
Net asset value price per share*	$25.98	$11.85	$15.51	$13.99	$58.75	$19.09
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$27.35	$12.25	$16.33	$14.73	$61.84	$20.09

Pricing of Class C Shares
Net assets applicable to Class C shares	$90,007,088	$1,272,915	$3,211,317	$1,107,030	$67,276,141	$4,027,277
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,459,111	107,240	225,361	82,342	1,262,827	214,670
Net asset value and offering price per share**	$26.02	$11.87	$14.25	$13.44	$53.27	$18.76

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$241,357,238	$3,559,700	$23,161,259	$66,523,394	$708,146,171	$274,768,119
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	9,377,902	300,128	1,517,507	4,624,101	12,084,110	14,391,183
Net asset value, offering price and redemption price per share	$25.74	$11.86	$15.26	$14.39	$58.60	$19.09

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$32,537,998	$4,014,792	$19,648,450	$228,328,519	$97,261,003
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	2,744,190	263,734	1,354,865	3,889,720	5,088,839
Net asset value, offering price and redemption price per share	$—	$11.86	$15.22	$14.50	$58.70	$19.11

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$2,524	$—	$—	$—	$2,534	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	98	—	—	—	43	—
Net asset value, offering price and redemption price per share	$25.74	$—	$—	$—	$58.72	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Core Municipal Bond Fund. There is no sales load on subscriptions of $500,000 or more for Core Municipal Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Large Company Growth Fund	Touchstone Small Company Fund	Touchstone Value Fund

$3,961,675	$605,449,558	$180,277,426
80,714	104,317,625	16,215,110
$49.08	$5.80	$11.12
5.00%	5.00%	5.00%
$51.66	$6.11	$11.71

$412,755	$23,864,719	$5,497,669
8,930	10,832,466	496,132
$46.22	$2.20	$11.08

$26,970,340	$279,403,400	$105,019,436
538,997	42,132,342	9,398,676
$50.04	$6.63	$11.17

$240,197,210	$21,419,151	$299,684,658
4,762,121	3,231,857	26,911,909
$50.44	$6.63	$11.14

$—	$67,564,409	$2,528
—	11,143,889	227
$—	$6.06	$11.14

Statements of Operations For the Six Months Ended December 31, 2021 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund
Investment Income
Dividends*	$3,569,037	$—	$961,700	$255,128	$16,630,482
Interest	2,833,223	770,623	—	—	—
Income from securities loaned	1,823	—	1,510	1,452	525
Total Investment Income	6,404,083	770,623	963,210	256,580	16,631,007
Expenses
Investment advisory fees	2,260,169	157,181	474,843	376,550	8,161,048
Administration fees	592,755	42,879	85,899	59,660	1,999,992
Compliance fees and expenses	1,546	1,546	1,546	1,546	1,546
Custody fees	26,521	2,966	16,676	8,572	17,811
Professional fees	22,811	13,500	27,806	25,048	40,271
Transfer Agent fees, Class A	173,660	7,604	52,977	1,666	465,647
Transfer Agent fees, Class C	25,449	241	2,278	896	22,582
Transfer Agent fees, Class Y	77,943	1,317	14,097	39,301	280,796
Transfer Agent fees, Institutional Class	—	362	89	5,958	45,778
Transfer Agent fees, Class R6	13	—	—	—	13
Registration Fees, Class A	12,032	6,276	9,337	5,014	15,657
Registration Fees, Class C	8,375	1,984	7,885	5,482	7,662
Registration Fees, Class Y	16,396	4,449	7,805	5,193	19,048
Registration Fees, Institutional Class	—	2,032	5,349	4,714	7,891
Registration Fees, Class R6	566	—	—	—	566
Reports to Shareholders, Class A	11,363	1,489	3,535	1,569	9,794
Reports to Shareholders, Class C	2,317	1,281	1,588	1,503	2,163
Reports to Shareholders, Class Y	4,238	1,289	1,801	3,504	6,567
Reports to Shareholders, Institutional Class	—	1,275	1,377	1,540	3,197
Reports to Shareholders, Class R6	307	—	—	—	307
Distribution and shareholder servicing expenses, Class A	787,400	38,549	128,884	2,426	2,756,712
Distribution and shareholder servicing expenses, Class C	421,270	6,135	17,064	5,905	317,477
Trustee fees	12,139	12,139	12,139	12,139	12,139
Other expenses	50,811	12,044	38,520	31,301	256,110
Total Expenses	4,508,081	316,538	911,495	599,487	14,450,774
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(887)	(83,376)	(40,894)	(135,846)	(103,709)
Fees eligible for recoupment by the Advisor(A)	81,985	—	—	—	—
Net Expenses	4,589,179	233,162	870,601	463,641	14,347,065
Net Investment Income (Loss)	1,814,904	537,461	92,609	(207,061)	2,283,942
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	21,111,470	1,271,886	11,567,833	(3,075,181)	160,147,164
Net realized gains on futures contracts	222,819	—	—	—	—
Net realized losses on foreign currency transactions	—	—	(90,194)	(23,621)	—
Net change in unrealized appreciation (depreciation) on investments†(C)	16,236,701	(1,551,157)	(19,240,959)	(5,505,799)	49,210,282
Net change in unrealized appreciation (depreciation) on futures contracts	313	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(19)	—	3,427	(5,445)	—
Net Realized and Unrealized Gains (Losses) on Investments	37,571,284	(279,271)	(7,759,893)	(8,610,046)	209,357,446
Change in Net Assets Resulting from Operations	$39,386,188	$258,190	$(7,667,284)	$(8,817,107)	$211,641,388
*Net of foreign tax withholding of:	$—	$—	$86,558	$22,625	$—
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$—	$170,350	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	For the six months ended December 31, 2021, Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund and Small Company Fund had redemptions-in-kind of securities in the amount of $55,808,873, $8,695,547, $6,568,480 and $32,389,391, respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $25,642,351, $3,921,852, $5,054,807 and $13,444,880, respectively, which will not be recognized by the Fund for tax purposes.
(C)	Change in unrealized appreciation (depreciation) does not include net appreciation of $18,402,967, $5,530,353, $209,596,258 and $15,906,544 for the Touchstone Balanced Fund, Touchstone International Equity Fund, Touchstone Large Cap Focused Fund and Touchstone Value Fund in connection with the Funds' reorganization. See Note 9 in the Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Large Cap Fund	Touchstone Large Company Growth Fund	Touchstone Small Company Fund	Touchstone Value Fund

$2,826,822	$481,816	$4,696,208	$5,892,809
—	—	—	—
—	1,459	1,553	—
2,826,822	483,275	4,697,761	5,892,809

1,130,335	807,747	3,329,247	1,751,114
238,717	170,588	634,608	366,162
1,546	1,546	1,546	1,546
10,240	4,327	17,766	9,087
14,895	14,134	21,265	17,313
1,654	1,353	207,997	51,762
811	238	12,938	1,348
89,877	14,244	145,955	47,366
3,433	38,358	4,078	55,508
—	—	84	13
6,180	5,471	11,591	7,154
3,904	2,517	6,707	5,181
14,182	6,685	11,185	9,221
6,292	13,740	4,051	27,574
—	—	6,099	567
1,306	1,296	11,206	6,165
1,314	1,266	2,220	1,405
5,950	1,422	8,387	2,757
1,276	1,610	1,478	3,221
—	—	1,635	307
5,837	4,740	761,753	209,739
20,718	2,445	126,235	28,628
12,139	12,139	12,139	12,139
58,275	29,017	146,593	20,952
1,628,881	1,134,883	5,486,763	2,636,229
(157,276)	(164,282)	(94,409)	(221,146)
—	—	—	—
1,471,605	970,601	5,392,354	2,415,083
1,355,217	(487,326)	(694,593)	3,477,726

6,481,628	37,283,439	72,608,070	32,804,661
—	—	—	—
—	—	(1,569)	—
27,990,455	(25,815,565)	(28,200,306)	(1,844,475)
—	—	—	—
—	—	—	—
34,472,083	11,467,874	44,406,195	30,960,186
$35,827,300	$10,980,548	$43,711,602	$34,437,912
$—	$—	$—	$—
$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Core Municipal Bond Fund		Touchstone International Equity Fund
	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
From Operations
Net investment income (loss)	$1,814,904	$3,124,533	$537,461	$1,211,675	$92,609	$811,340
Net realized gains (losses) on investments, futures contracts and foreign currency transactions	21,334,289	32,138,897	1,271,886	61,169	11,477,639	13,205,169
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	16,236,995	78,354,237	(1,551,157)	179,252	(19,237,532)	23,636,169
Change in Net Assets from Operations	39,386,188	113,617,667	258,190	1,452,096	(7,667,284)	37,652,678

Distributions to Shareholders:
Distributed earnings, Class A	(16,671,677)	(20,171,816)	(243,396)	(759,648)	(12,810,410)	(394,252)
Distributed earnings, Class C	(2,017,933)	(3,376,561)	(4,999)	(20,387)	(443,920)	(503)
Distributed earnings, Class Y	(6,266,112)	(10,441,301)	(32,296)	(72,530)	(3,217,018)	(151,009)
Distributed earnings, Institutional Class	—	—	(299,472)	(359,126)	(555,566)	(102,145)
Distributed earnings, Class R6	(63)	—	—	—	—	—
Total Distributions	(24,955,785)	(33,989,678)	(580,163)	(1,211,691)	(17,026,914)	(647,909)
Change in Net Assets from Share Transactions(A)	385,621,796	116,319,904	18,193,982	229,658	28,886,802	(32,507,841)

Total Increase (Decrease) in Net Assets	400,052,199	195,947,893	17,872,009	470,063	4,192,604	4,496,928

Net Assets
Beginning of period	585,340,772	389,392,879	49,979,737	49,509,674	122,354,477	117,857,549
End of period	$985,392,971	$585,340,772	$67,851,746	$49,979,737	$126,547,081	$122,354,477
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on page 34 to 37.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone International Growth Fund		Touchstone Large Cap Focused Fund		Touchstone Large Cap Fund		Touchstone Large Company Growth Fund
For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021

$(207,061)	$(324,122)	$2,283,942	$4,381,657	$1,355,217	$3,265,990	$(487,326)	$(955,947)
(3,098,802)	21,844,022	160,147,164	223,307,044	6,481,628	14,682,457	37,283,439	46,369,147
(5,511,244)	(2,303,009)	49,210,282	516,360,601	27,990,455	85,403,699	(25,815,565)	34,594,589
(8,817,107)	19,216,891	211,641,388	744,049,302	35,827,300	103,352,146	10,980,548	80,007,789

—	—	(144,110,933)	(72,232,394)	(138,544)	(27,980)	(686,500)	(322,644)
—	—	(4,540,418)	(2,013,341)	(84,629)	—	(91,216)	(75,536)
—	—	(46,283,019)	(23,353,681)	(7,855,117)	(2,756,697)	(4,818,063)	(3,492,139)
(362)	(29,001)	(15,167,079)	(8,585,123)	(2,885,087)	(904,834)	(42,296,250)	(26,267,865)
—	—	(165)	—	—	—	—	—
(362)	(29,001)	(210,101,614)	(106,184,539)	(10,963,377)	(3,689,511)	(47,892,029)	(30,158,184)
(3,446,687)	50,853,513	894,481,317	89,413,334	(12,853,001)	(5,958,798)	45,721,953	(13,485,397)

(12,264,156)	70,041,403	896,021,091	727,278,097	12,010,922	93,703,837	8,810,472	36,364,208

101,373,784	31,332,381	2,365,099,794	1,637,821,697	369,269,368	275,565,531	262,731,508	226,367,300
$89,109,628	$101,373,784	$3,261,120,885	$2,365,099,794	$381,280,290	$369,269,368	$271,541,980	$262,731,508

Statements of Changes in Net Assets (Continued)
	Touchstone Small Company Fund		Touchstone Value Fund
	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
From Operations
Net investment income (loss)	$(694,593)	$(3,042,778)	$3,477,726	$4,453,429
Net realized gains (losses) on investments and foreign currency transactions	72,606,501	201,596,566	32,804,661	21,403,643
Net change in unrealized appreciation (depreciation) on investments	(28,200,306)	208,112,135	(1,844,475)	95,152,352
Change in Net Assets from Operations	43,711,602	406,665,923	34,437,912	121,009,424

Distributions to Shareholders:
Distributed earnings, Class A	(100,933,143)	(526,115)	(13,624,602)	(776,520)
Distributed earnings, Class C	(8,485,889)	(48,748)	(428,321)	(34,628)
Distributed earnings, Class Y	(42,208,035)	(196,776)	(8,037,407)	(2,368,580)
Distributed earnings, Institutional Class	(2,833,076)	(13,108)	(23,475,366)	(6,305,785)
Distributed earnings, Class R6	(10,437,867)	(57,850)	(187)	—
Total Distributions	(164,898,010)	(842,597)	(45,565,883)	(9,485,513)
Change in Net Assets from Share Transactions(A)	119,286,729	(113,421,577)	176,952,977	57,417,338

Total Increase (Decrease) in Net Assets	(1,899,679)	292,401,749	165,825,006	168,941,249

Net Assets
Beginning of period	999,600,916	707,199,167	424,656,711	255,715,462
End of period	$997,701,237	$999,600,916	$590,481,717	$424,656,711
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on page 37 to 38.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Balanced Fund				Touchstone Core Municipal Bond Fund
	For the Six Months Ended December 31, 2021 (Unaudited)(A)		For the Year Ended June 30, 2021		For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A(B)
Proceeds from Shares issued	1,061,488	$27,687,653	1,466,609	$34,722,660	32,778	$388,142	117,818	$1,400,793
Proceeds from Shares issued in connection with reorganization(C)	12,703,235	326,253,191	—	—	—	—	—	—
Net shares increase due to stock split	—	—	—	—	—	—	—	—
Reinvestment of distributions	612,409	15,801,057	833,000	19,264,341	16,622	196,936	50,202	596,606
Cost of Shares redeemed	(1,823,273)	(47,531,404)	(1,260,991)	(30,118,012)	(72,877)	(864,980)	(281,021)	(3,336,930)
Change from Class A Share Transactions	12,553,859	322,210,497	1,038,618	23,868,989	(23,477)	(279,902)	(113,001)	(1,339,531)
Class C
Proceeds from Shares issued	529,283	13,849,501	1,079,296	25,816,477	10,446	124,122	6,947	82,902
Proceeds from Shares issued in connection with reorganization(C)	721,908	18,587,124	—	—	—	—	—	—
Net shares increase due to stock split	—	—	—	—	—	—	—	—
Reinvestment of distributions	77,652	2,003,428	141,948	3,289,385	418	4,958	1,669	19,873
Cost of Shares redeemed	(427,774)	(11,143,245)	(696,913)	(16,339,915)	(2,659)	(31,585)	(82,503)	(982,412)
Change from Class C Share Transactions	901,069	23,296,808	524,331	12,765,947	8,205	97,495	(73,887)	(879,637)
Class Y(D)
Proceeds from Shares issued	1,907,216	49,370,994	4,074,596	95,993,587	31,035	369,242	134,759	1,602,926
Proceeds from Shares issued in connection with reorganization(C)	—	—	—	—	—	—	—	—
Net shares increase due to stock split	—	—	—	—	—	—	—	—
Reinvestment of distributions	244,826	6,261,242	454,002	10,425,611	2,148	25,474	4,722	56,160
Cost of Shares redeemed	(600,959)	(15,520,308)	(1,131,521)	(26,734,230)	(22,785)	(270,049)	(70,525)	(839,958)
Change from Class Y Share Transactions	1,551,083	40,111,928	3,397,077	79,684,968	10,398	124,667	68,956	819,128
Institutional Class
Proceeds from Shares issued	—	—	—	—	1,674,721	20,000,271	146,972	1,743,284
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	—	—
Net shares increase due to stock split	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	24,722	292,990	29,346	349,022
Cost of Shares redeemed	—	—	—	—	(172,223)	(2,041,539)	(38,939)	(462,608)
Change from Institutional Class Share Transactions	—	—	—	—	1,527,220	18,251,722	137,379	1,629,698
Class R6
Proceeds from Shares issued	96	2,500	—	—	—	—	—	—
Reinvestment of distributions	2	63	—	—	—	—	—	—
Change from Class R6 Share Transactions	98	2,563	—	—	—	—	—	—
Change from Share Transactions	15,006,109	$385,621,796	4,960,026	$116,319,904	1,522,346	$18,193,982	19,447	$229,658
(A)	Represents the period from commencement of operations (October 28, 2021) through December 31, 2021 for Class R6.
(B)	Effective July 16, 2021, Class B shares of the AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund were reorganized into Class A shares of the Touchstone Balanced Fund.
(C)	See Note 9 in Notes to Financial Statements.
(D)	Effective July 16, 2021, Class W shares of the AIG International Dividend Strategy Fund were reorganized into Class Y shares of the Touchstone International Equity Fund.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone International Equity Fund				Touchstone International Growth Fund
For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021		For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

366,769	$6,768,567	207,265	$3,466,458	12,846	$185,803	17,989	$289,648
2,291,115	43,002,245	—	—	—	—	97,100	1,290,678
—	—	—	—	—	—	32,844	—
811,352	12,465,613	21,556	369,692	—	—	—	—
(1,928,832)	(35,456,371)	(1,149,415)	(18,959,641)	(26,352)	(381,998)	(38,276)	(564,950)
1,540,404	26,780,054	(920,594)	(15,123,491)	(13,506)	(196,195)	109,657	1,015,376

14,778	229,526	11,590	194,768	3,715	51,263	29,320	430,015
122,778	2,140,804	—	—	—	—	48,931	631,074
—	—	—	—	—	—	16,544	—
30,546	429,513	30	491	—	—	—	—
(63,263)	(1,061,967)	(50,705)	(745,214)	(10,221)	(143,469)	(24,564)	(372,108)
104,839	1,737,876	(39,085)	(549,955)	(6,506)	(92,206)	70,231	688,981

113,119	1,980,585	349,073	6,178,013	103,473	1,557,717	77,402	1,153,585
53,869	998,993	—	—	—	—	5,338,452	72,719,437
—	—	—	—	—	—	33,230	—
209,604	3,180,484	8,826	149,244	—	—	—	—
(354,818)	(6,271,302)	(597,691)	(9,525,838)	(204,176)	(3,006,289)	(762,790)	(11,389,617)
21,774	(111,240)	(239,792)	(3,198,581)	(100,703)	(1,448,572)	4,686,294	62,483,405

717	12,694	326,028	5,389,374	72,708	1,101,447	134,196	2,022,011
—	—	—	—	—	—	282,595	3,877,901
—	—	—	—	—	—	1,095,088	—
36,664	555,566	6,055	102,145	25	360	1,123	28,917
(5,334)	(88,148)	(1,136,788)	(19,127,333)	(186,457)	(2,811,521)	(1,338,444)	(19,263,078)
32,047	480,112	(804,705)	(13,635,814)	(113,724)	(1,709,714)	174,558	(13,334,249)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,699,064	$28,886,802	(2,004,176)	$(32,507,841)	(234,439)	$(3,446,687)	5,040,740	$50,853,513

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Large Cap Focused Fund				Touchstone Large Cap Fund
	For the Six Months Ended December 31, 2021 (Unaudited)(A)		For the Year Ended June 30, 2021		For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	737,636	$44,294,066	1,524,656	$76,745,640	37,000	$681,899	104,007	$1,512,734
Proceeds from Shares issued in connection with reorganization(B)	11,569,461	681,748,263	—	—	—	—	—	—
Reinvestment of distributions	2,295,539	133,285,497	1,343,599	65,769,214	6,281	118,085	1,558	24,185
Cost of Shares redeemed	(2,446,279)	(146,531,145)	(3,086,035)	(155,866,155)	(9,051)	(168,195)	(95,257)	(1,367,690)
Change from Class A Share Transactions	12,156,357	712,796,681	(217,780)	(13,351,301)	34,230	631,789	10,308	169,229
Class C
Proceeds from Shares issued	155,144	8,548,886	166,455	8,057,729	3,301	59,522	1,416	20,032
Proceeds from Shares issued in connection with reorganization(B)	446,479	24,084,368	—	—	—	—	—	—
Reinvestment of distributions	85,678	4,508,375	44,113	1,981,119	4,613	84,324	—	—
Cost of Shares redeemed	(199,507)	(10,988,571)	(391,914)	(17,295,180)	(40,164)	(720,970)	(174,814)	(2,535,160)
Change from Class C Share Transactions	487,794	26,153,058	(181,346)	(7,256,332)	(32,250)	(577,124)	(173,398)	(2,515,128)
Class Y(C)
Proceeds from Shares issued	2,218,050	133,989,427	3,821,151	200,689,582	409,501	7,515,246	1,169,625	18,630,577
Proceeds from Shares issued in connection with reorganization(B)	681,058	40,068,287	—	—	—	—	—	—
Reinvestment of distributions	747,215	43,376,695	437,489	21,384,607	406,715	7,668,617	173,509	2,691,115
Cost of Shares redeemed	(1,379,443)	(82,592,956)	(2,789,494)	(139,140,516)	(1,539,630)	(28,857,977)	(2,051,020)	(32,393,077)
Change from Class Y Share Transactions	2,266,880	134,841,453	1,469,146	82,933,673	(723,414)	(13,674,114)	(707,886)	(11,071,385)
Institutional Class
Proceeds from Shares issued	1,659,318	99,892,633	3,340,243	166,343,316	847,287	15,663,140	2,119,773	34,538,882
Reinvestment of distributions	258,156	15,015,301	173,680	8,505,633	134,811	2,547,446	56,203	872,839
Cost of Shares redeemed	(1,559,733)	(94,220,474)	(3,011,062)	(147,761,655)	(938,849)	(17,444,138)	(1,743,984)	(27,953,235)
Change from Institutional Class Share Transactions	357,741	20,687,460	502,861	27,087,294	43,249	766,448	431,992	7,458,486
Class R6
Proceeds from Shares issued	40	2,500	—	—	—	—	—	—
Reinvestment of distributions	3	165	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	43	2,665	—	—	—	—	—	—
Change from Share Transactions	15,268,815	$894,481,317	1,572,881	$89,413,334	(678,185)	$(12,853,001)	(438,984)	$(5,958,798)
(A)	Represents the period from commencement of operations (October 28, 2021) through December 31, 2021 for Class R6.
(B)	See Note 9 in Notes to Financial Statements.
(C)	Effective July 16, 2021, Class W shares of the AIG Focused Alpha Large-Cap Fund were reorganized into Class Y shares of the Touchstone Large Cap Focused Fund.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Large Company Growth Fund				Touchstone Small Company Fund
For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021		For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

8,187	$466,115	30,562	$1,579,939	1,703,972	$10,939,846	3,075,590	$17,218,868
—	—	—	—	—	—	—	—
14,010	686,500	6,746	322,644	16,920,322	96,615,036	93,455	505,592
(4,652)	(269,192)	(18,633)	(968,868)	(5,552,001)	(35,998,311)	(15,524,699)	(80,974,108)
17,545	883,423	18,675	933,715	13,072,293	71,556,571	(12,355,654)	(63,249,648)

290	16,422	1,658	82,710	287,451	861,925	628,972	1,798,689
—	—	—	—	—	—	—	—
1,916	88,481	1,612	73,982	3,878,624	8,416,614	18,373	48,323
(1,915)	(91,427)	(7,524)	(386,344)	(1,412,618)	(4,016,697)	(3,241,901)	(8,058,123)
291	13,476	(4,254)	(229,652)	2,753,457	5,261,842	(2,594,556)	(6,211,111)

14,262	851,660	150,337	7,767,761	3,031,534	22,255,604	8,997,577	57,602,814
—	—	—	—	—	—	—	—
96,442	4,817,277	72,037	3,491,645	6,441,959	42,001,575	32,470	195,796
(69,988)	(4,037,693)	(225,751)	(11,468,545)	(5,237,215)	(37,605,603)	(12,972,512)	(71,392,653)
40,716	1,631,244	(3,377)	(209,139)	4,236,278	26,651,576	(3,942,465)	(13,594,043)

495,434	30,000,696	998,459	53,254,493	629,920	4,284,360	551,770	3,508,683
791,411	39,847,570	503,639	24,547,358	405,783	2,645,703	2,177	13,108
(453,760)	(26,654,456)	(1,715,936)	(91,782,172)	(325,051)	(2,365,388)	(528,096)	(3,157,833)
833,085	43,193,810	(213,838)	(13,980,321)	710,652	4,564,675	25,851	363,958

—	—	—	—	6,426,978	43,615,930	21,970,125	114,262,491
—	—	—	—	1,747,162	10,413,085	10,144	56,706
—	—	—	—	(6,264,637)	(42,776,950)	(28,152,157)	(145,049,930)
—	—	—	—	1,909,503	11,252,065	(6,171,888)	(30,730,733)
891,637	$45,721,953	(202,794)	$(13,485,397)	22,682,183	$119,286,729	(25,038,712)	$(113,421,577)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Value Fund
	For the Six Months Ended December 31, 2021 (Unaudited)(A)		For the Year Ended June 30, 2021
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	347,910	$3,957,650	294,009	$2,988,202
Proceeds from Shares issued in connection with reorganization(B)	16,002,448	178,897,865	—	—
Reinvestment of distributions	1,192,749	13,010,972	74,853	722,633
Cost of Shares redeemed	(4,223,867)	(46,767,425)	(563,236)	(5,436,299)
Change from Class A Share Transactions	13,319,240	149,099,062	(194,374)	(1,725,464)
Class C
Proceeds from Shares issued	13,210	150,656	43,137	463,857
Proceeds from Shares issued in connection with reorganization(B)	454,230	5,060,481	—	—
Reinvestment of distributions	38,764	420,312	3,629	34,591
Cost of Shares redeemed	(180,856)	(2,032,193)	(150,389)	(1,401,306)
Change from Class C Share Transactions	325,348	3,599,256	(103,623)	(902,858)
Class Y(C)
Proceeds from Shares issued	660,659	7,585,196	2,240,371	23,194,008
Proceeds from Shares issued in connection with reorganization(B)	493,844	5,545,569	—	—
Reinvestment of distributions	716,692	7,863,856	238,204	2,317,284
Cost of Shares redeemed	(1,243,343)	(14,251,429)	(3,105,283)	(28,962,292)
Change from Class Y Share Transactions	627,852	6,743,192	(626,708)	(3,451,000)
Institutional Class
Proceeds from Shares issued	2,508,844	28,744,008	12,763,089	135,117,333
Reinvestment of distributions	1,746,478	19,114,549	587,454	5,736,439
Cost of Shares redeemed	(2,643,920)	(30,349,777)	(7,394,847)	(77,357,112)
Change from Institutional Class Share Transactions	1,611,402	17,508,780	5,955,696	63,496,660
Class R6
Proceeds from Shares issued	210	2,500	—	—
Reinvestment of distributions	17	187	—	—
Change from Class R6 Share Transactions	227	2,687	—	—
Change from Share Transactions	15,884,069	$176,952,977	5,030,991	$57,417,338
(A)	Represents the period from commencement of operations (October 28, 2021) through December 31, 2021 for Class R6.
(B)	See Note 9 in Notes to Financial Statements.
(C)	Effective July 16, 2021, Class W shares of the AIG Strategic Value Fund were reorganized into Class Y shares of the Touchstone Value Fund.
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Balanced Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$25.52	$21.61	$22.18	$21.54	$22.40	$19.68	$19.87
Income (loss) from investment operations:
Net investment income	0.06(B)	0.16(B)	0.27	0.32	0.16	0.21	0.23(B)
Net realized and unrealized gains on investments	1.08	5.47	1.85	1.73	0.22	2.89	0.66
Total from investment operations	1.14	5.63	2.12	2.05	0.38	3.10	0.89
Distributions from:
Net investment income	(0.07)	(0.15)	(0.28)	(0.34)	(0.18)	(0.25)	(0.44)
Realized capital gains	(0.61)	(1.57)	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)
Total distributions	(0.68)	(1.72)	(2.69)	(1.41)	(1.24)	(0.38)	(1.08)
Net asset value at end of period	$25.98	$25.52	$21.61	$22.18	$21.54	$22.40	$19.68
Total return(C)	4.47%(D)	26.92%	10.09%	10.13%	1.72%(D)	15.95%	4.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$654,026	$322,009	$250,298	$244,037	$239,056	$258,279	$264,910
Ratio to average net assets:
Net expenses	0.95%(E)	1.01%	1.01%	1.01%	1.01%(E)	1.03%	1.01%
Gross expenses	0.95%(E)	1.03%	1.07%	1.09%	1.07%(E)	1.04%	1.01%
Net investment income	0.42%(E)	0.66%	1.25%	1.49%	1.24%(E)	0.99%	1.20%
Portfolio turnover rate	54%(D)(F)	60%	135%	81%	119%(D)	46%	45%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Balanced Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$25.59	$21.72	$22.29	$21.63	$22.46	$19.73	$19.93
Income (loss) from investment operations:
Net investment income (loss)	(0.05)(B)	(0.03)(B)	0.11	0.15	0.06	0.04	0.08(B)
Net realized and unrealized gains on investments	1.09	5.49	1.86	1.75	0.22	2.91	0.66
Total from investment operations	1.04	5.46	1.97	1.90	0.28	2.95	0.74
Distributions from:
Net investment income	—	(0.02)	(0.13)	(0.17)	(0.05)	(0.09)	(0.30)
Realized capital gains	(0.61)	(1.57)	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)
Total distributions	(0.61)	(1.59)	(2.54)	(1.24)	(1.11)	(0.22)	(0.94)
Net asset value at end of period	$26.02	$25.59	$21.72	$22.29	$21.63	$22.46	$19.73
Total return(C)	4.08%(D)	25.93%	9.23%	9.33%	1.25%(D)	15.09%	3.91%
Ratios and supplemental data:
Net assets at end of period (000's)	$90,007	$65,455	$44,174	$34,380	$39,769	$42,800	$43,066
Ratio to average net assets:
Net expenses	1.72%(E)	1.78%	1.78%	1.78%	1.78%(E)	1.79%	1.78%
Gross expenses	1.72%(E)	1.81%	1.88%	1.89%	1.86%(E)	1.81%	1.78%
Net investment income (loss)	(0.35%)(E)	(0.11%)	0.48%	0.72%	0.47%(E)	0.23%	0.43%
Portfolio turnover rate	54%(D)(F)	60%	135%	81%	119%(D)	46%	45%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Balanced Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017(B)	2016
Net asset value at beginning of period	$25.28	$21.43	$22.01	$21.39	$22.26	$19.57	$19.78
Income (loss) from investment operations:
Net investment income	0.08(C)	0.20(C)	0.32	0.35	0.19	0.28	0.27(C)
Net realized and unrealized gains on investments	1.07	5.41	1.84	1.72	0.22	2.84	0.65
Total from investment operations	1.15	5.61	2.16	2.07	0.41	3.12	0.92
Distributions from:
Net investment income	(0.08)	(0.19)	(0.33)	(0.38)	(0.22)	(0.30)	(0.49)
Realized capital gains	(0.61)	(1.57)	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)
Total distributions	(0.69)	(1.76)	(2.74)	(1.45)	(1.28)	(0.43)	(1.13)
Net asset value at end of period	$25.74	$25.28	$21.43	$22.01	$21.39	$22.26	$19.57
Total return	4.58%(D)	27.12%	10.35%	10.33%	1.86%(D)	16.20%	4.94%
Ratios and supplemental data:
Net assets at end of period (000's)	$241,357	$197,877	$94,921	$60,638	$30,612	$31,215	$14,477
Ratio to average net assets:
Net expenses	0.79%(E)(F)	0.81%	0.81%	0.81%	0.81%(E)	0.78%	0.81%
Gross expenses	0.72%(E)	0.81%	0.87%	0.88%	0.90%(E)	0.80%	0.81%
Net investment income	0.57%(E)	0.86%	1.45%	1.69%	1.44%(E)	1.25%	1.41%
Portfolio turnover rate	54%(D)(G)	60%	135%	81%	119%(D)	46%	45%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Net expenses include amounts eligible for recoupment by the Advisor.
(G)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Balanced Fund—Class R6
Selected Data for a Share Outstanding Throughout The Period
Period Ended December 31, 2021 (Unaudited)(A)

Net asset value at beginning of period	$26.15
Income (loss) from investment operations:
Net investment income	0.03(B)
Net realized and unrealized gains on investments	0.22
Total from investment operations	0.25
Distributions from:
Net investment income	(0.05)
Realized capital gains	(0.61)
Total distributions	(0.66)
Net asset value at end of period	$25.74
Total return	0.98%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	0.64%(D)
Gross expenses	202.65%(D)
Net investment income	0.72%(D)
Portfolio turnover rate	54%(C)(E)
(A)	Represents the period from commencement of operations (October 28, 2021) through December 31, 2021 for Class R6.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Core Municipal Bond Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.89	$11.83	$11.63	$11.33	$11.55	$12.04
Income (loss) from investment operations:
Net investment income	0.09	0.28	0.30	0.32	0.33	0.35
Net realized and unrealized gains (losses) on investments	(0.03)	0.06	0.21	0.30	(0.22)	(0.47)
Total from investment operations	0.06	0.34	0.51	0.62	0.11	(0.12)
Distributions from:
Net investment income	(0.09)	(0.28)	(0.30)	(0.32)	(0.33)	(0.35)
Realized capital gains	(0.01)	—	(0.01)	—	—	(0.02)
Total distributions	(0.10)	(0.28)	(0.31)	(0.32)	(0.33)	(0.37)
Net asset value at end of period	$11.85	$11.89	$11.83	$11.63	$11.33	$11.55
Total return(A)	0.45%(B)	2.90%	4.38%	5.60%	0.99%	(1.03%)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,481	$30,870	$32,060	$33,515	$35,728	$42,818
Ratio to average net assets:
Net expenses	0.83%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.06%(C)	1.15%	1.18%	1.15%	1.13%	1.13%
Net investment income	1.44%(C)	2.35%	2.53%	2.85%	2.91%	2.98%
Portfolio turnover rate	72%(B)	21%	33%	53%	47%	34%
Touchstone Core Municipal Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.91	$11.85	$11.65	$11.33	$11.57	$12.06
Income (loss) from investment operations:
Net investment income	0.04	0.18	0.21	0.23	0.25	0.26
Net realized and unrealized gains (losses) on investments	(0.03)	0.07	0.21	0.33	(0.24)	(0.47)
Total from investment operations	0.01	0.25	0.42	0.56	0.01	(0.21)
Distributions from:
Net investment income	(0.04)	(0.19)	(0.21)	(0.24)	(0.25)	(0.26)
Realized capital gains	(0.01)	—	(0.01)	—	—	(0.02)
Total distributions	(0.05)	(0.19)	(0.22)	(0.24)	(0.25)	(0.28)
Net asset value at end of period	$11.87	$11.91	$11.85	$11.65	$11.33	$11.57
Total return(A)	0.07%(B)	2.13%	3.61%	4.97%	0.06%	(1.77%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,273	$1,180	$2,050	$2,756	$5,363	$6,515
Ratio to average net assets:
Net expenses	1.58%(C)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	2.28%(C)	2.27%	2.32%	2.08%	2.01%	2.03%
Net investment income	0.69%(C)	1.60%	1.78%	2.10%	2.16%	2.23%
Portfolio turnover rate	72%(B)	21%	33%	53%	47%	34%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Core Municipal Bond Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2017(A)
		2021	2020	2019	2018
Net asset value at beginning of period	$11.90	$11.85	$11.64	$11.33	$11.56	$12.00(B)
Income (loss) from investment operations:
Net investment income	0.10	0.31	0.33	0.35	0.29	0.38
Net realized and unrealized gains (losses) on investments	(0.03)	0.05	0.22	0.31	(0.16)	(0.49)
Total from investment operations	0.07	0.36	0.55	0.66	0.13	(0.11)
Distributions from:
Net investment income	(0.10)	(0.31)	(0.33)	(0.35)	(0.36)	(0.31)
Realized capital gains	(0.01)	—	(0.01)	—	—	(0.02)
Total distributions	(0.11)	(0.31)	(0.34)	(0.35)	(0.36)	(0.33)
Net asset value at end of period	$11.86	$11.90	$11.85	$11.64	$11.33	$11.56
Total return	0.58%(C)	3.07%	4.73%	5.96%	1.15%	(0.90%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,560	$3,449	$2,616	$3,031	$4,596	$2
Ratio to average net assets:
Net expenses	0.58%(D)	0.60%	0.60%	0.60%	0.60%	0.60%(D)
Gross expenses	1.11%(D)	1.25%	1.31%	1.05%	1.16%	298.27%(D)
Net investment income	1.69%(D)	2.60%	2.78%	3.10%	3.16%	4.00%(D)
Portfolio turnover rate	72%(C)	21%	33%	53%	47%	34%
Touchstone Core Municipal Bond Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2017(A)
		2021	2020	2019	2018
Net asset value at beginning of period	$11.90	$11.84	$11.64	$11.33	$11.56	$12.00(B)
Income (loss) from investment operations:
Net investment income	0.11	0.32	0.33	0.36	0.30	0.39
Net realized and unrealized gains (losses) on investments	(0.03)	0.06	0.21	0.31	(0.16)	(0.50)
Total from investment operations	0.08	0.38	0.54	0.67	0.14	(0.11)
Distributions from:
Net investment income	(0.11)	(0.32)	(0.33)	(0.36)	(0.37)	(0.31)
Realized capital gains	(0.01)	—	(0.01)	—	—	(0.02)
Total distributions	(0.12)	(0.32)	(0.34)	(0.36)	(0.37)	(0.33)
Net asset value at end of period	$11.86	$11.90	$11.84	$11.64	$11.33	$11.56
Total return	0.61%(C)	3.20%	4.69%	6.05%	1.18%	(0.90%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$32,538	$14,481	$12,785	$7,913	$560	$2
Ratio to average net assets:
Net expenses	0.53%(D)	0.55%	0.55%	0.55%	0.55%	0.55%(D)
Gross expenses	0.74%(D)	0.85%	0.91%	0.96%	2.54%	298.26%(D)
Net investment income	1.75%(D)	2.65%	2.83%	3.15%	3.21%	4.04%(D)
Portfolio turnover rate	72%(C)	21%	33%	53%	47%	34%
(A)	Represents the period from commencement of operations (August 31, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Class A shares on August 31, 2016.
(C)	Not annualized.
(D)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$18.88	$13.93	$15.65	$18.15	$19.64	$15.52	$16.92
Income (loss) from investment operations:
Net investment income	0.01(B)	0.09(B)	0.08(B)	0.20(B)	0.36(C)	0.17	0.18(B)
Net realized and unrealized gains (losses) on investments	(1.06)	4.94	(0.98)	(0.57)	(0.94)	4.05	(0.97)
Total from investment operations	(1.05)	5.03	(0.90)	(0.37)	(0.58)	4.22	(0.79)
Distributions from:
Net investment income	(0.08)	(0.08)	(0.19)	(0.26)	(0.21)	(0.10)	(0.12)
Realized capital gains	(2.24)	—	(0.63)	(1.87)	(0.70)	—	(0.49)
Total distributions	(2.32)	(0.08)	(0.82)	(2.13)	(0.91)	(0.10)	(0.61)
Net asset value at end of period	$15.51	$18.88	$13.93	$15.65	$18.15	$19.64	$15.52
Total return(D)	(5.39%)(E)	36.16%	(6.28%)	(0.78%)	(3.23%)(E)	27.39%	(4.81%)
Ratios and supplemental data:
Net assets at end of period (000's)	$96,160	$88,022	$77,744	$106,870	$118,391	$129,139	$114,616
Ratio to average net assets:
Net expenses	1.35%(F)	1.36%	1.29%	1.30%	1.23%(F)	1.37%	1.36%
Gross expenses	1.35%(F)	1.37%	1.40%	1.37%	1.30%(F)	1.39%	1.36%
Net investment income	0.07%(F)	0.56%	0.57%	1.26%	3.22%(C)(F)	0.92%	1.11%
Portfolio turnover rate	32%(E)(G)	31%	45%	43%	26%(E)	37%	36%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class A shares and the net investment income per share would have been lower by $0.17 for Class A shares.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$17.55	$12.99	$14.64	$17.12	$18.46	$14.66	$16.06
Income (loss) from investment operations:
Net investment income (loss)	(0.05)(B)	(0.04)(B)	(0.09)(B)	0.03(B)	0.26(C)	(0.06)	(0.01)(B)
Net realized and unrealized gains (losses) on investments	(0.99)	4.60	(0.93)	(0.54)	(0.90)	3.86	(0.90)
Total from investment operations	(1.04)	4.56	(1.02)	(0.51)	(0.64)	3.80	(0.91)
Distributions from:
Net investment income	(0.02)	—(D)	—	(0.10)	—	—	—
Realized capital gains	(2.24)	—	(0.63)	(1.87)	(0.70)	—	(0.49)
Total distributions	(2.26)	—(D)	(0.63)	(1.97)	(0.70)	—	(0.49)
Net asset value at end of period	$14.25	$17.55	$12.99	$14.64	$17.12	$18.46	$14.66
Total return(E)	(5.76%)(F)	35.14%	(7.41%)	(1.87%)	(3.72%)(F)	25.92%	(5.82%)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,211	$2,115	$2,073	$3,783	$6,737	$6,924	$5,876
Ratio to average net assets:
Net expenses	1.99%(G)	2.15%	2.49%	2.34%	2.18%(G)	2.45%	2.49%
Gross expenses	2.66%(G)	2.90%	2.74%	2.42%	2.25%(G)	2.49%	2.49%
Net investment income (loss)	(0.57%)(G)	(0.24%)	(0.63%)	0.21%	2.27%(C)(G)	(0.16%)	(0.04%)
Portfolio turnover rate	32%(F)(H)	31%	45%	43%	26%(F)	37%	36%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class C shares and the net investment income per share would have been lower by $0.16 for Class C shares.
(D)	Less than $0.005 per share.
(E)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017(B)	2016
Net asset value at beginning of period	$18.65	$13.73	$15.44	$17.93	$19.45	$15.40	$16.79
Income (loss) from investment operations:
Net investment income	0.04(C)	0.15(C)	0.13(C)	0.25(C)	0.40(D)	0.25	0.23(C)
Net realized and unrealized gains (losses) on investments	(1.06)	4.88	(0.97)	(0.57)	(0.93)	3.98	(0.95)
Total from investment operations	(1.02)	5.03	(0.84)	(0.32)	(0.53)	4.23	(0.72)
Distributions from:
Net investment income	(0.13)	(0.11)	(0.24)	(0.30)	(0.29)	(0.18)	(0.18)
Realized capital gains	(2.24)	—	(0.63)	(1.87)	(0.70)	—	(0.49)
Total distributions	(2.37)	(0.11)	(0.87)	(2.17)	(0.99)	(0.18)	(0.67)
Net asset value at end of period	$15.26	$18.65	$13.73	$15.44	$17.93	$19.45	$15.40
Total return	(5.27%)(E)	36.71%	(6.03%)	(0.47%)	(3.05%)(E)	27.78%	(4.41%)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,161	$27,903	$23,835	$42,120	$57,438	$63,320	$40,528
Ratio to average net assets:
Net expenses	0.99%(F)	0.99%	0.99%	0.99%	0.99%(F)	1.01%	0.99%
Gross expenses	1.16%(F)	1.19%	1.15%	1.12%	1.09%(F)	1.03%	0.99%
Net investment income	0.43%(F)	0.93%	0.87%	1.57%	3.47%(D)(F)	1.28%	1.45%
Portfolio turnover rate	32%(E)(G)	31%	45%	43%	26%(E)	37%	36%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class Y shares and the net investment income per share would have been lower by $0.17 for Class Y shares.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Period Ended November 30, 2017(B)
		2021	2020	2019
Net asset value at beginning of period	$18.63	$13.71	$15.42	$17.92	$19.46	$18.91
Income (loss) from investment operations:
Net investment income	0.05(C)	0.16(C)	0.14(C)	0.26(C)	0.56(D)	0.02
Net realized and unrealized gains (losses) on investments	(1.07)	4.88	(0.95)	(0.57)	(1.09)	0.53
Total from investment operations	(1.02)	5.04	(0.81)	(0.31)	(0.53)	0.55
Distributions from:
Net investment income	(0.15)	(0.12)	(0.27)	(0.32)	(0.31)	—
Realized capital gains	(2.24)	—	(0.63)	(1.87)	(0.70)	—
Total distributions	(2.39)	(0.12)	(0.90)	(2.19)	(1.01)	—
Net asset value at end of period	$15.22	$18.63	$13.71	$15.42	$17.92	$19.46
Total return	(5.27%)(E)	36.83%	(5.89%)	(0.39%)	(3.02%)(E)	2.91%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$4,015	$4,315	$14,205	$2,592	$2,260	$3
Ratio to average net assets:
Net expenses	0.89%(F)	0.89%	0.89%	0.89%	0.89%(F)	0.89%(F)
Gross expenses	1.29%(F)	1.06%	1.12%	1.38%	1.63%(F)	1,921.18%(F)
Net investment income	0.53%(F)	1.03%	0.97%	1.67%	3.57%(D)(F)	1.40%(F)
Portfolio turnover rate	32%(E)(G)	31%	45%	43%	26%(E)	37%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Institutional Class shares and the net investment income per share would have been lower by $0.16 for Institutional Class shares.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2017(A)(B)
		2021(A)	2020(A)	2019(A)	2018(A)
Net asset value at beginning of period	$15.35	$11.68	$11.11	$13.11	$11.61	$9.78(C)
Income (loss) from investment operations:
Net investment loss	(0.05)	(0.10)(D)	(0.03)(D)	(0.04)(D)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.31)	3.77	0.60	(0.47)	1.75	1.84
Total from investment operations	(1.36)	3.67	0.57	(0.51)	1.74	1.83
Distributions from:
Realized capital gains	—	—	—	(1.49)	(0.24)	—
Net asset value at end of period	$13.99	$15.35	$11.68	$11.11	$13.11	$11.61
Total return(E)	(8.86%)(F)	31.51%	5.07%	(1.78%)	15.00%	18.73%(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,831	$2,216	$777	$760	$918	$140
Ratio to average net assets:
Net expenses	1.24%(G)	1.24%	1.24%	1.24%	1.36%	1.41%(G)
Gross expenses	2.19%(G)	2.31%	4.17%	4.36%	3.75%	42.93%(G)
Net investment loss	(0.69%)(G)	(0.63%)	(0.26%)	(0.31%)	(0.05%)	(0.35%)(G)
Portfolio turnover rate	30%(F)	116%(H)	74%	103%	109%	72%(I)
Touchstone International Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2017(A)(B)
		2021(A)	2020(A)	2019(A)	2018(A)
Net asset value at beginning of period	$14.81	$11.34	$10.88	$12.97	$11.57	$9.81(C)
Income (loss) from investment operations:
Net investment loss	(0.10)	(0.20)(D)	(0.11)(D)	(0.12)(D)	(0.05)	(0.10)
Net realized and unrealized gains (losses) on investments	(1.27)	3.67	0.57	(0.48)	1.69	1.86
Total from investment operations	(1.37)	3.47	0.46	(0.60)	1.64	1.76
Distributions from:
Realized capital gains	—	—	—	(1.49)	(0.24)	—
Net asset value at end of period	$13.44	$14.81	$11.34	$10.88	$12.97	$11.57
Total return(E)	(9.25%)(F)	30.55%	4.28%	(2.52%)	14.14%	17.93%(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,107	$1,316	$403	$185	$436	$3
Ratio to average net assets:
Net expenses	1.99%(G)	1.99%	1.99%	1.99%	2.10%	2.16%(G)
Gross expenses	3.43%(G)	3.43%	5.96%	6.35%	5.06%	237.46%(G)
Net investment loss	(1.44%)(G)	(1.38%)	(1.01%)	(1.06%)	(0.79%)	(1.11%)(G)
Portfolio turnover rate	30%(F)	116%(H)	74%	103%	109%	72%(I)
(A)	During the Year Ended June 30, 2021, the Fund effected the following stock split effective the close of business September 11, 2020: 1.9160 for 1 for Class A shares and 1.9095 for 1 for Class C shares. All historical per share information has been retroactively adjusted to reflect this stock split.
(B)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(C)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of securities of the International Small Cap Fund acquired on September 11, 2020. If these transactions were included, portfolio turnover would have been higher.
(I)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2017(A)(B)
		2021(A)	2020(A)	2019(A)	2018(A)
Net asset value at beginning of period	$15.77	$11.95	$11.35	$13.37	$11.81	$9.95(C)
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.06)(D)	(—)(D)(E)	(0.01)(D)	0.01	(—)(E)
Net realized and unrealized gains (losses) on investments	(1.35)	3.88	0.60	(0.49)	1.79	1.86
Total from investment operations	(1.38)	3.82	0.60	(0.50)	1.80	1.86
Distributions from:
Net investment income	—	—	—	(0.01)	—	—
Realized capital gains	—	—	—	(1.51)	(0.24)	—
Total distributions	—	—	—	(1.52)	(0.24)	—
Net asset value at end of period	$14.39	$15.77	$11.95	$11.35	$13.37	$11.81
Total return	(8.75%)(F)	31.88%	5.28%	(1.53%)	15.32%	18.73%(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$66,523	$74,507	$867	$2,341	$4,553	$161
Ratio to average net assets:
Net expenses	0.99%(G)	0.99%	0.99%	0.99%	1.03%	1.16%(G)
Gross expenses	1.23%(G)	1.25%	2.50%	1.89%	1.81%	51.68%(G)
Net investment income (loss)	(0.44%)(G)	(0.38%)	(0.01%)	(0.06%)	0.28%	(0.10%)(G)
Portfolio turnover rate	30%(F)	116%(H)	74%	103%	109%	72%(I)
(A)	During the Year Ended June 30, 2021, the Fund effected the following stock split effective the close of business September 11, 2020: 1.8839 for 1 for Class Y shares. All historical per share information has been retroactively adjusted to reflect this stock split.
(B)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(C)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Less than $0.005 per share.
(F)	Not annualized.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of securities of the International Small Cap Fund acquired on September 11, 2020. If these transactions were included, portfolio turnover would have been higher.
(I)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021(A)	2020(A)	2019(A)	2018(A)	2017(A)
Net asset value at beginning of period	$15.89	$12.05	$11.43	$13.46	$11.88	$9.37
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.05)(B)	0.01(B)	0.01(B)	0.04	(0.01)
Net realized and unrealized gains (losses) on investments	(1.37)	3.91	0.61	(0.50)	1.78	2.75
Total from investment operations	(1.39)	3.86	0.62	(0.49)	1.82	2.74
Distributions from:
Net investment income	(—)(C)	(0.02)	(—)(C)	(0.02)	—	—
Realized capital gains	—	—	—	(1.52)	(0.24)	(0.23)
Total distributions	—	(0.02)	—	(1.54)	(0.24)	(0.23)
Net asset value at end of period	$14.50	$15.89	$12.05	$11.43	$13.46	$11.88
Total return	(8.75%)(D)	32.00%	5.46%	(1.46%)	15.42%	29.63%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,648	$23,334	$29,285	$31,435	$28,159	$23,956
Ratio to average net assets:
Net expenses	0.89%(E)	0.89%	0.89%	0.89%	1.02%	1.06%
Gross expenses	1.21%(E)	1.20%	1.35%	1.30%	1.31%	1.82%
Net investment income (loss)	(0.34%)(E)	(0.28%)	0.09%	0.04%	0.28%	(0.14%)
Portfolio turnover rate	30%(D)	116%(F)	74%	103%	109%	72%(G)
(A)	During the Year Ended June 30, 2021, the Fund effected the following stock split effective the close of business September 11, 2020: 1.8777 for 1 for Institutional Class shares. All historical per share information has been retroactively adjusted to reflect this stock split.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities of the International Small Cap Fund acquired on September 11, 2020. If these transactions were included, portfolio turnover would have been higher.
(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$58.68	$42.30	$43.37	$43.80	$48.75	$42.28	$43.08
Income (loss) from investment operations:
Net investment income	0.03(B)	0.08(B)	0.27	0.38(B)	0.23	0.45	0.53(B)
Net realized and unrealized gains on investments	4.00	19.10	3.78	3.72	1.85	8.99	2.43
Total from investment operations	4.03	19.18	4.05	4.10	2.08	9.44	2.96
Distributions from:
Net investment income	(0.05)	(0.09)	(0.27)	(0.27)	(0.07)	(0.51)	(1.08)
Realized capital gains	(3.91)	(2.71)	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)
Total distributions	(3.96)	(2.80)	(5.12)	(4.53)	(7.03)	(2.97)	(3.76)
Net asset value at end of period	$58.75	$58.68	$42.30	$43.37	$43.80	$48.75	$42.28
Total return(C)	6.95%(D)	46.68%	9.54%	10.51%	4.74%(D)	23.67%	7.53%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,257,368	$1,541,127	$1,120,305	$1,170,490	$1,218,721	$1,321,506	$1,350,861
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.96%(F)	1.01%	1.01%	0.97%	0.97%(F)	1.02%	1.00%
Gross expenses (including liquidity provider expenses)(G)	0.96%(F)	1.05%	1.10%	1.09%	1.09%(F)	1.02%	1.00%
Net investment income	0.09%(F)	0.15%	0.66%	0.88%	0.88%(F)	0.98%	1.32%
Portfolio turnover rate	21%(D)(H)(I)	16%(H)	29%(H)	15%(H)	9%(D)(H)	12%(H)	8%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.95%, 1.00%, 0.98%, 0.96%, 0.95% and 1.02% for the six months ended December 31, 2021, for the years ended June 30, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.95%, 1.04%, 1.07%, 1.08%, 1.07% and 1.02% for the six months ended December 31, 2021, for the years ended June 30, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$53.73	$39.16	$40.56	$41.29	$46.48	$40.44	$41.36
Income (loss) from investment operations:
Net investment income (loss)	(0.20)(B)	(0.30)(B)	(0.19)	0.03(B)	0.03	—(C)	0.21(B)
Net realized and unrealized gains on investments	3.65	17.58	3.64	3.50	1.74	8.67	2.33
Total from investment operations	3.45	17.28	3.45	3.53	1.77	8.67	2.54
Distributions from:
Net investment income	—	—	—	—	—	(0.17)	(0.78)
Realized capital gains	(3.91)	(2.71)	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)
Total distributions	(3.91)	(2.71)	(4.85)	(4.26)	(6.96)	(2.63)	(3.46)
Net asset value at end of period	$53.27	$53.73	$39.16	$40.56	$41.29	$46.48	$40.44
Total return(D)	6.52%(E)	45.49%	8.69%	9.61%	4.24%(E)	22.69%	6.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$67,276	$41,645	$37,450	$47,838	$67,599	$74,122	$83,246
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.77%(G)	1.80%	1.82%	1.79%	1.78%(G)	1.82%	1.79%
Gross expenses (including liquidity provider expenses)(H)	1.77%(G)	1.88%	1.94%	1.90%	1.89%(G)	1.82%	1.79%
Net investment income (loss)	(0.71%)(G)	(0.64%)	(0.15%)	0.07%	0.07%(G)	0.18%	0.54%
Portfolio turnover rate	21%(E)(I)(J)	16%(I)	29%(I)	15%(I)	9%(E)(I)	12%(I)	8%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.76%, 1.79%, 1.79%, 1.78%, 1.76% and 1.82% for the six months ended December 31, 2021, for the years ended June 30, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.76%, 1.87%, 1.91%, 1.89%, 1.87% and 1.82% for the six months ended December 31, 2021, for the years ended June 30, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(J)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017(B)	2016
Net asset value at beginning of period	$58.58	$42.18	$43.24	$43.68	$48.72	$42.26	$43.06
Income (loss) from investment operations:
Net investment income	0.10(C)	0.22(C)	0.40	0.48(C)	0.29	0.56	0.64(C)
Net realized and unrealized gains on investments	3.99	19.05	3.76	3.71	1.84	8.99	2.43
Total from investment operations	4.09	19.27	4.16	4.19	2.13	9.55	3.07
Distributions from:
Net investment income	(0.16)	(0.16)	(0.37)	(0.37)	(0.21)	(0.63)	(1.19)
Realized capital gains	(3.91)	(2.71)	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)
Total distributions	(4.07)	(2.87)	(5.22)	(4.63)	(7.17)	(3.09)	(3.87)
Net asset value at end of period	$58.60	$58.58	$42.18	$43.24	$43.68	$48.72	$42.26
Total return	7.09%(D)	47.07%	9.84%	10.81%	4.85%(D)	24.03%	7.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$708,146	$575,053	$352,103	$413,137	$394,077	$438,732	$552,611
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.73%(F)	0.73%	0.75%	0.73%	0.74%(F)	0.74%	0.72%
Gross expenses (including liquidity provider expenses)(G)	0.76%(F)	0.86%	0.91%	0.89%	0.90%(F)	0.75%	0.72%
Net investment income	0.32%(F)	0.43%	0.92%	1.13%	1.11%(F)	1.26%	1.60%
Portfolio turnover rate	21%(D)(H)(I)	16%(H)	29%(H)	15%(H)	9%(D)(H)	12%(H)	8%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel International Equity Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.72%, 0.72%, 0.72%, 0.72%, 0.72% and 0.74% for the six months ended December 31, 2021, for the years ended June 30, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.75%, 0.85%, 0.88%, 0.88%, 0.88% and 0.75% for the six months ended December 31, 2021, for the years ended June 30, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017(B)	2016
Net asset value at beginning of period	$58.69	$42.24	$43.31	$43.75	$48.81	$42.32	$43.11
Income (loss) from investment operations:
Net investment income	0.11(C)	0.23(C)	0.35	0.51(C)	0.34	0.61	0.70(C)
Net realized and unrealized gains on investments	3.99	19.10	3.83	3.71	1.80	9.01	2.41
Total from investment operations	4.10	19.33	4.18	4.22	2.14	9.62	3.11
Distributions from:
Net investment income	(0.18)	(0.17)	(0.40)	(0.40)	(0.24)	(0.67)	(1.22)
Realized capital gains	(3.91)	(2.71)	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)
Total distributions	(4.09)	(2.88)	(5.25)	(4.66)	(7.20)	(3.13)	(3.90)
Net asset value at end of period	$58.70	$58.69	$42.24	$43.31	$43.75	$48.81	$42.32
Total return	7.08%(D)	47.14%	9.87%	10.87%	4.93%(D)	24.14%	7.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$228,329	$207,274	$127,963	$100,473	$46,683	$44,738	$29,927
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.70%(F)	0.70%	0.71%	0.66%	0.67%(F)	0.68%	0.65%
Gross expenses (including liquidity provider expenses)(G)	0.71%(F)	0.81%	0.88%	0.85%	0.88%(F)	0.70%	0.72%
Net investment income	0.35%(F)	0.46%	0.96%	1.20%	1.18%(F)	1.32%	1.72%
Portfolio turnover rate	21%(D)(H)(I)	16%(H)	29%(H)	15%(H)	9%(D)(H)	12%(H)	8%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 30, 2017, Class R6 shares of the Predecessor Fund were reorganized into Institutional Class shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.69%, 0.69%, 0.68%, 0.65%, 0.65% and 0.68% for the six months ended December 31, 2021, for the years ended June 30, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.70%, 0.80%, 0.85%, 0.84%, 0.86% and 0.70% for the six months ended December 31, 2021, for the years ended June 30, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund—Class R6
Selected Data for a Share Outstanding Throughout The Period
Period Ended December 31, 2021 (Unaudited)(A)

Net asset value at beginning of period	$61.99
Income (loss) from investment operations:
Net investment income	0.04(B)
Net realized and unrealized gains on investments	0.76
Total from investment operations	0.80
Distributions from:
Net investment income	(0.16)
Realized capital gains	(3.91)
Total distributions	(4.07)
Net asset value at end of period	$58.72
Total return	1.37%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	0.66%(E)
Gross expenses (including liquidity provider expenses)(F)	202.77%(E)
Net investment income	0.39%(E)
Portfolio turnover rate	21%(C)(G)(H)
(A)	Represents the period from commencement of operations (October 28, 2021) through December 31, 2021 for Class R6.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.65% for the period ended December 31, 2021.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 202.76% for the period ended December 31, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$17.86	$13.04	$14.11	$13.27	$11.96	$10.49
Income (loss) from investment operations:
Net investment income	0.03	0.11	0.15	0.09(A)	0.09	0.06
Net realized and unrealized gains (losses) on investments	1.72	4.83	(0.24)	0.83	1.27	1.49
Total from investment operations	1.75	4.94	(0.09)	0.92	1.36	1.55
Distributions from:
Net investment income	(0.12)	(0.12)	(0.11)	(0.08)	(0.05)	(0.08)
Realized capital gains	(0.40)	—	(0.87)	—	—	—
Total distributions	(0.52)	(0.12)	(0.98)	(0.08)	(0.05)	(0.08)
Net asset value at end of period	$19.09	$17.86	$13.04	$14.11	$13.27	$11.96
Total return(B)	9.85%(C)	38.06%	(1.18%)	7.04%	11.35%	14.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,224	$4,278	$2,989	$4,067	$2,975	$5,368
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.04%(E)	1.04%	1.03%	1.11%	1.12%	1.12%
Gross expenses (including liquidity provider expenses)(F)	1.42%(E)	1.53%	1.91%	1.67%	1.50%	1.57%
Net investment income	0.46%(E)	0.75%	1.03%	0.63%	0.48%	0.56%
Portfolio turnover rate	5%(C)(G)	15%(G)	20%	19%(G)	10%	23%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.03% and 1.03% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.41% and 1.52% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$17.53	$12.79	$13.85	$13.04	$11.80	$10.37
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.10)	0.01	(0.02)(A)	(0.04)	(0.02)
Net realized and unrealized gains (losses) on investments	1.69	4.84	(0.20)	0.83	1.28	1.47
Total from investment operations	1.63	4.74	(0.19)	0.81	1.24	1.45
Distributions from:
Net investment income	—	—	—	—	—	(0.02)
Realized capital gains	(0.40)	—	(0.87)	—	—	—
Total distributions	(0.40)	—	(0.87)	—	—	(0.02)
Net asset value at end of period	$18.76	$17.53	$12.79	$13.85	$13.04	$11.80
Total return(B)	9.36%(C)	37.06%	(1.89%)	6.21%	10.51%	13.98%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,027	$4,328	$5,376	$7,372	$7,849	$8,102
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.79%(E)	1.79%	1.78%	1.86%	1.87%	1.87%
Gross expenses (including liquidity provider expenses)(F)	2.07%(E)	2.03%	2.09%	2.13%	2.12%	2.12%
Net investment income (loss)	(0.29%)(E)	(—)(G)	0.27%	(0.12%)	(0.27%)	(0.19%)
Portfolio turnover rate	5%(C)(H)	15%(H)	20%	19%(H)	10%	23%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C were 1.78% and 1.78% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C were 2.06% and 2.02% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(G)	Less than 0.005%.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$17.88	$13.07	$14.14	$13.31	$12.00	$10.52
Income (loss) from investment operations:
Net investment income	0.08	0.16	0.17	0.12(A)	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.69	4.83	(0.22)	0.84	1.30	1.49
Total from investment operations	1.77	4.99	(0.05)	0.96	1.40	1.58
Distributions from:
Net investment income	(0.16)	(0.18)	(0.15)	(0.13)	(0.09)	(0.10)
Realized capital gains	(0.40)	—	(0.87)	—	—	—
Total distributions	(0.56)	(0.18)	(1.02)	(0.13)	(0.09)	(0.10)
Net asset value at end of period	$19.09	$17.88	$13.07	$14.14	$13.31	$12.00
Total return	9.94%(B)	38.39%	(0.93%)	7.31%	11.62%	15.13%
Ratios and supplemental data:
Net assets at end of period (000's)	$274,768	$270,305	$206,798	$213,650	$231,984	$222,080
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	0.79%(D)	0.79%	0.78%	0.86%	0.87%	0.87%
Gross expenses (including liquidity provider expenses)(E)	0.86%(D)	0.88%	0.90%	0.99%	0.99%	1.01%
Net investment income	0.71%(D)	1.00%	1.28%	0.88%	0.73%	0.81%
Portfolio turnover rate	5%(B)(F)	15%(F)	20%	19%(F)	10%	23%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 0.78% and 0.78% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.85% and 0.87% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$17.91	$13.09	$14.16	$13.33	$12.02	$10.53
Income (loss) from investment operations:
Net investment income	0.07	0.16	0.15	0.14(A)	0.10	0.11
Net realized and unrealized gains (losses) on investments	1.70	4.86	(0.19)	0.83	1.31	1.49
Total from investment operations	1.77	5.02	(0.04)	0.97	1.41	1.60
Distributions from:
Net investment income	(0.17)	(0.20)	(0.16)	(0.14)	(0.10)	(0.11)
Realized capital gains	(0.40)	—	(0.87)	—	—	—
Total distributions	(0.57)	(0.20)	(1.03)	(0.14)	(0.10)	(0.11)
Net asset value at end of period	$19.11	$17.91	$13.09	$14.16	$13.33	$12.02
Total return	9.97%(B)	38.59%	(0.83%)	7.43%	11.70%	15.31%
Ratios and supplemental data:
Net assets at end of period (000's)	$97,261	$90,358	$60,402	$59,211	$124,759	$97,888
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	0.69%(D)	0.69%	0.68%	0.77%	0.77%	0.77%
Gross expenses (including liquidity provider expenses)(E)	0.80%(D)	0.82%	0.84%	0.92%	0.91%	0.91%
Net investment income	0.81%(D)	1.10%	1.38%	0.98%	0.83%	0.91%
Portfolio turnover rate	5%(B)(F)	15%(F)	20%	19%(F)	10%	23%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class were 0.68% and 0.68% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class were 0.79% and 0.81% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Company Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2017(A)
		2021	2020	2019	2018
Net asset value at beginning of period	$57.26	$47.46	$42.50	$41.33	$35.52	$31.38(B)
Income (loss) from investment operations:
Net investment loss	(0.12)	(0.15)	(0.08)	(0.56)	(0.24)	(0.19)(C)
Net realized and unrealized gains on investments	2.46	16.56	8.19	4.42	7.19	5.41
Total from investment operations	2.34	16.41	8.11	3.86	6.95	5.22
Distributions from:
Realized capital gains	(10.52)	(6.61)	(3.15)	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$49.08	$57.26	$47.46	$42.50	$41.33	$35.52
Total return(D)	4.11%(E)	37.33%	20.07%	10.39%	19.75%	17.31%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,962	$3,617	$2,112	$1,425	$3,417	$140
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.05%(G)	1.06%	1.07%	1.23%	1.23%	1.23%(G)
Gross expenses (including liquidity provider expenses)(H)	1.45%(G)	1.59%	2.28%	2.01%	1.67%	11.14%(G)
Net investment income (loss)	(0.69%)(G)	(0.71%)	0.60%	(0.59%)	(0.63%)	(0.68%)(G)
Portfolio turnover rate	25%(E)(I)	36%(I)	30%	41%	44%	55%
Touchstone Large Company Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2017(A)
		2021	2020	2019	2018
Net asset value at beginning of period	$54.71	$45.93	$41.52	$40.74	$35.29	$31.38(B)
Income (loss) from investment operations:
Net investment loss	(0.37)	(1.42)	(0.31)	(0.40)	(0.30)	(0.38)(C)
Net realized and unrealized gains on investments	2.40	16.81	7.87	3.87	6.89	5.37
Total from investment operations	2.03	15.39	7.56	3.47	6.59	4.99
Distributions from:
Realized capital gains	(10.52)	(6.61)	(3.15)	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$46.22	$54.71	$45.93	$41.52	$40.74	$35.29
Total return(D)	3.73%(E)	36.28%	19.19%	9.55%	18.88%	16.52%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$413	$473	$592	$396	$236	$31
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.80%(G)	1.81%	1.82%	1.98%	1.98%	1.98%(G)
Gross expenses (including liquidity provider expenses)(H)	3.41%(G)	3.39%	4.64%	4.38%	8.12%	257.02%(G)
Net investment loss	(1.44%)(G)	(1.46%)	(1.35%)	(1.34%)	(1.38%)	(1.43%)(G)
Portfolio turnover rate	25%(E)(I)	36%(I)	30%	41%	44%	55%
(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.04% and 1.04% and for Class C were 1.79% and 1.79% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.44% and 1.57% and for Class C were 3.40% and 3.37% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(I)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Company Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2017(A)
		2021	2020	2019	2018
Net asset value at beginning of period	$58.10	$47.97	$42.82	$41.53	$35.60	$31.38(B)
Income (loss) from investment operations:
Net investment loss	(0.13)	(0.26)	(0.12)	(0.12)	(0.13)	(0.12)(C)
Net realized and unrealized gains on investments	2.59	17.00	8.42	4.10	7.20	5.42
Total from investment operations	2.46	16.74	8.30	3.98	7.07	5.30
Distributions from:
Realized capital gains	(10.52)	(6.61)	(3.15)	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$50.04	$58.10	$47.97	$42.82	$41.53	$35.60
Total return	4.27%(D)	37.64%	20.38%	10.66%	20.02%	17.57%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$26,970	$28,952	$24,062	$19,580	$15,961	$9,938
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.80%(F)	0.81%	0.82%	0.98%	0.98%	0.98%(F)
Gross expenses (including liquidity provider expenses)(G)	0.92%(F)	0.96%	1.04%	1.16%	1.12%	1.12%(F)
Net investment loss	(0.44%)(F)	(0.46%)	(0.35%)	(0.34%)	(0.38%)	(0.42%)(F)
Portfolio turnover rate	25%(D)(H)	36%(H)	30%	41%	44%	55%
Touchstone Large Company Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$58.46	$48.18	$42.95	$41.61	$35.63	$29.15
Income (loss) from investment operations:
Net investment loss	(0.13)	(0.21)	(0.12)	(0.10)	(0.11)	(0.12)(C)
Net realized and unrealized gains on investments	2.63	17.10	8.50	4.13	7.23	7.68
Total from investment operations	2.50	16.89	8.38	4.03	7.12	7.56
Distributions from:
Realized capital gains	(10.52)	(6.61)	(3.15)	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$50.44	$58.46	$48.18	$42.95	$41.61	$35.63
Total return	4.31%(D)	37.80%	20.51%	10.74%	20.17%	26.67%
Ratios and supplemental data:
Net assets at end of period (000's)	$240,197	$229,690	$199,601	$204,391	$224,379	$189,444
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.70%(F)	0.71%	0.73%	0.88%	0.88%	0.89%
Gross expenses (including liquidity provider expenses)(G)	0.81%(F)	0.85%	0.86%	0.99%	0.98%	1.02%
Net investment loss	(0.34%)(F)	(0.36%)	(0.25%)	(0.24%)	(0.28%)	(0.39%)
Portfolio turnover rate	25%(D)(H)	36%(H)	30%	41%	44%	55%
(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 0.79% and for Institutional Class were 0.69% for both the periods of six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.91% and 0.94% and for Institutional Class were 0.80% and 0.83% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(H)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$6.67	$4.06	$4.83	$5.53	$5.64	$5.19	$5.58
Income (loss) from investment operations:
Net investment loss	(0.01)	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)	(0.02)(B)
Net realized and unrealized gains (losses) on investments	0.28	2.65	(0.47)	(0.07)	0.37	0.89	0.57
Total from investment operations	0.27	2.62	(0.49)	(0.08)	0.36	0.87	0.55
Distributions from:
Realized capital gains	(1.14)	(0.01)	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)
Net asset value at end of period	$5.80	$6.67	$4.06	$4.83	$5.53	$5.64	$5.19
Total return(C)	4.36%(D)	64.45%	(10.82%)	(0.73%)	6.89%(D)	17.95%	12.52%
Ratios and supplemental data:
Net assets at end of period (000's)	$605,450	$608,513	$420,822	$589,664	$661,866	$677,055	$685,807
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	1.16%(F)	1.20%	1.15%	1.12%	1.10%(F)	1.18%	1.22%
Gross expenses (including liquidity provider expenses)(G)	1.16%(F)	1.20%	1.24%	1.20%	1.18%(F)	1.18%	1.22%
Net investment loss	(0.22%)(F)	(0.45%)	(0.32%)	(0.26%)	(0.26%)(F)	(0.49%)	(0.38%)
Portfolio turnover rate	33%(D)(H)	80%(H)	81%	94%(H)(I)	30%(D)	82%	61%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.14% and 1.18% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.14% and 1.18% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$3.23	$1.99	$2.52	$3.23	$3.50	$3.39	$4.01
Income (loss) from investment operations:
Net investment loss	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.10)	(0.03)(B)
Net realized and unrealized gains (losses) on investments	0.13	1.29	(0.20)	(0.04)	0.22	0.63	0.35
Total from investment operations	0.11	1.25	(0.25)	(0.09)	0.20	0.53	0.32
Distributions from:
Realized capital gains	(1.14)	(0.01)	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)
Net asset value at end of period	$2.20	$3.23	$1.99	$2.52	$3.23	$3.50	$3.39
Total return(C)	3.99%(D)	62.65%	(11.22%)	(1.65%)	6.51%(D)	17.36%	11.48%
Ratios and supplemental data:
Net assets at end of period (000's)	$23,865	$26,123	$21,204	$39,390	$97,136	$104,051	$110,842
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	1.97%(F)	1.97%	1.95%	1.88%	1.85%(F)	1.92%	1.95%
Gross expenses (including liquidity provider expenses)(G)	2.01%(F)	2.05%	2.07%	1.96%	1.93%(F)	1.92%	1.95%
Net investment loss	(1.03%)(F)	(1.22%)	(1.12%)	(1.01%)	(1.02%)(F)	(1.23%)	(1.10%)
Portfolio turnover rate	33%(D)(H)	80%(H)	81%	94%(H)(I)	30%(D)	82%	61%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C was 1.95% and 1.95% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C was 1.99% and 2.03% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017(B)	2016
Net asset value at beginning of period	$7.45	$4.53	$5.33	$6.04	$6.10	$5.56	$5.89
Income (loss) from investment operations:
Net investment income (loss)	—(C)	(0.01)	(—)(C)	(—)(C)	(—)(C)	(0.06)	—(C)(D)
Net realized and unrealized gains (losses) on investments	0.32	2.94	(0.52)	(0.09)	0.41	1.02	0.61
Total from investment operations	0.32	2.93	(0.52)	(0.09)	0.41	0.96	0.61
Distributions from:
Net investment income	—	—(C)	—	(—)(C)	—	—	—
Realized capital gains	(1.14)	(0.01)	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)
Total distributions	(1.14)	(0.01)	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)
Net asset value at end of period	$6.63	$7.45	$4.53	$5.33	$6.04	$6.10	$5.56
Total return	4.59%(E)	64.61%	(10.35%)	(0.79%)	7.21%(E)	18.41%	12.95%
Ratios and supplemental data:
Net assets at end of period (000's)	$279,403	$282,428	$189,336	$326,021	$383,050	$388,404	$257,483
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	0.91%(G)	0.91%	0.89%	0.87%	0.84%(G)	0.85%	0.89%
Gross expenses (including liquidity provider expenses)(H)	0.95%(G)	0.99%	0.98%	0.95%	0.92%(G)	0.85%	0.89%
Net investment income (loss)	0.03%(G)	(0.16%)	(0.06%)	0.00%(C)	(0.01%)(G)	(0.16%)	(0.04%)
Portfolio turnover rate	33%(E)(I)	80%(I)	81%	94%(I)(J)	30%(E)	82%	61%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel Small Company Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	Less than $0.005 per share or 0.005%.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.89% and 0.89% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 0.93% and 0.97% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(J)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Period Ended November 30, 2017(B)
		2021	2020	2019
Net asset value at beginning of period	$7.44	$4.52	$5.32	$6.04	$6.10	$5.80
Income (loss) from investment operations:
Net investment income (loss)	—(C)	(—)(C)	—(C)	—(C)	—(C)	(—)(C)
Net realized and unrealized gains (losses) on investments	0.33	2.93	(0.52)	(0.10)	0.41	0.30
Total from investment operations	0.33	2.93	(0.52)	(0.10)	0.41	0.30
Distributions from:
Net investment income	—	—(C)	—	(—)(C)	—	—
Realized capital gains	(1.14)	(0.01)	(0.28)	(0.62)	(0.47)	—
Total distributions	(1.14)	(0.01)	(0.28)	(0.62)	(0.47)	—
Net asset value at end of period	$6.63	$7.44	$4.52	$5.32	$6.04	$6.10
Total return	4.74%(D)	64.75%	(10.37%)	(0.91%)	7.21%(D)	5.17%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$21,419	$18,770	$11,269	$2,216	$8	$3
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.81%(F)	0.81%	0.79%	0.79%	0.79%(F)	0.79%(F)
Gross expenses (including liquidity provider expenses)(G)	0.94%(F)	0.99%	1.13%	2.52%	275.86%(F)	2,069.15%(F)
Net investment income (loss)	0.13%(F)	(0.06%)	0.05%	0.08%	0.05%(F)	(0.70%)(F)
Portfolio turnover rate	33%(D)(H)	80%(H)	81%	94%(H)(I)	30%(D)	82%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Instituitional Class was 0.79% and 0.79% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.92% and 0.97% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund—Class R6
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,			Seven Months Ended June 30, 2018(A)	Year Ended November 30,
		2021	2020	2019		2017	2016
Net asset value at beginning of period	$6.91	$4.19	$4.95	$5.65	$5.73	$5.24	$5.60
Income (loss) from investment operations:
Net investment income (loss)	—(B)	(—)(B)	0.01	0.01	—(B)	(0.03)	0.01(C)
Net realized and unrealized gains (losses) on investments	0.29	2.73	(0.49)	(0.08)	0.39	0.94	0.57
Total from investment operations	0.29	2.73	(0.48)	(0.07)	0.39	0.91	0.58
Distributions from:
Net investment income	—	(—)(B)	—	(0.01)	—	—	—
Realized capital gains	(1.14)	(0.01)	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)
Total distributions	(1.14)	(0.01)	(0.28)	(0.63)	(0.47)	(0.42)	(0.94)
Net asset value at end of period	$6.06	$6.91	$4.19	$4.95	$5.65	$5.73	$5.24
Total return	4.52%(D)	65.08%	(10.35%)	(0.59%)	7.33%(D)	18.58%	13.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$67,564	$63,766	$64,567	$137,585	$76,246	$67,052	$13,000
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.81%(F)	0.81%	0.76%	0.73%	0.73%(F)	0.75%	0.73%
Gross expenses (including liquidity provider expenses)(G)	0.86%(F)	0.89%	0.88%	0.84%	0.84%(F)	0.77%	0.99%
Net investment income (loss)	0.13%(F)	(0.06%)	0.07%	0.14%	0.10%(F)	(0.07%)	0.16%
Portfolio turnover rate	33%(D)(H)	80%(H)	81%	94%(H)(I)	30%(D)	82%	61%
(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Less than $0.005 per share.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class R6 was 0.79% and 0.79% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class R6 was 0.84% and 0.87% for the six months ended December 31, 2021 and for the year ended June 30, 2021, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.41	$7.95	$9.41	$9.92	$10.13	$8.84
Income (loss) from investment operations:
Net investment income	0.03	0.10	0.13	0.16	0.14	0.19
Net realized and unrealized gains (losses) on investments	0.58	3.62	(0.98)	0.57	0.55	1.30
Total from investment operations	0.61	3.72	(0.85)	0.73	0.69	1.49
Distributions from:
Net investment income	(0.05)	(0.10)	(0.12)	(0.16)	(0.14)	(0.18)
Realized capital gains	(0.85)	(0.16)	(0.49)	(1.08)	(0.76)	(0.02)
Total distributions	(0.90)	(0.26)	(0.61)	(1.24)	(0.90)	(0.20)
Net asset value at end of period	$11.12	$11.41	$7.95	$9.41	$9.92	$10.13
Total return(A)	5.52%(B)	47.49%	(9.83%)	8.53%	6.92%	16.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$180,277	$33,052	$24,567	$32,964	$36,968	$43,607
Ratio to average net assets:
Net expenses	1.08%(C)	1.08%	1.08%	1.08%	1.08%	1.08%
Gross expenses	1.08%(C)	1.24%	1.26%	1.26%	1.26%	1.24%
Net investment income	0.96%(C)	1.08%	1.37%	1.67%	1.42%	1.86%
Portfolio turnover rate	43%(B)(D)	37%	57%	37%(E)	24%	29%
Touchstone Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.38	$7.93	$9.38	$9.89	$10.10	$8.81
Income (loss) from investment operations:
Net investment income	0.05	0.03	0.06	0.09	0.08	0.12
Net realized and unrealized gains (losses) on investments	0.51	3.61	(0.97)	0.56	0.54	1.29
Total from investment operations	0.56	3.64	(0.91)	0.65	0.62	1.41
Distributions from:
Net investment income	(0.01)	(0.03)	(0.05)	(0.08)	(0.07)	(0.10)
Realized capital gains	(0.85)	(0.16)	(0.49)	(1.08)	(0.76)	(0.02)
Total distributions	(0.86)	(0.19)	(0.54)	(1.16)	(0.83)	(0.12)
Net asset value at end of period	$11.08	$11.38	$7.93	$9.38	$9.89	$10.10
Total return(A)	5.04%(B)	46.40%	(10.49%)	7.72%	6.12%	16.06%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,498	$1,943	$2,175	$3,175	$3,654	$4,503
Ratio to average net assets:
Net expenses	1.83%(C)	1.83%	1.83%	1.83%	1.83%	1.83%
Gross expenses	2.03%(C)	2.46%	2.43%	2.35%	2.21%	2.12%
Net investment income	0.21%(C)	0.33%	0.62%	0.92%	0.68%	1.11%
Portfolio turnover rate	43%(B)(D)	37%	57%	37%(E)	24%	29%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(E)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.46	$7.98	$9.45	$9.96	$10.17	$8.87
Income (loss) from investment operations:
Net investment income	0.07	0.13	0.15	0.19	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.56	3.64	(0.98)	0.57	0.55	1.32
Total from investment operations	0.63	3.77	(0.83)	0.76	0.72	1.52
Distributions from:
Net investment income	(0.07)	(0.13)	(0.15)	(0.19)	(0.17)	(0.20)
Realized capital gains	(0.85)	(0.16)	(0.49)	(1.08)	(0.76)	(0.02)
Total distributions	(0.92)	(0.29)	(0.64)	(1.27)	(0.93)	(0.22)
Net asset value at end of period	$11.17	$11.46	$7.98	$9.45	$9.96	$10.17
Total return	5.61%(A)	47.93%	(9.64%)	8.82%	7.19%	17.28%
Ratios and supplemental data:
Net assets at end of period (000's)	$105,019	$100,542	$75,028	$92,928	$81,988	$83,974
Ratio to average net assets:
Net expenses	0.83%(B)	0.83%	0.80%	0.79%	0.81%	0.83%
Gross expenses	0.87%(B)	0.95%	0.96%	0.94%	0.95%	0.97%
Net investment income	1.21%(B)	1.33%	1.64%	1.96%	1.70%	2.11%
Portfolio turnover rate	43%(A)(C)	37%	57%	37%(D)	24%	29%
Touchstone Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.43	$7.96	$9.42	$9.93	$10.14	$8.85
Income (loss) from investment operations:
Net investment income	0.08	0.14	0.16	0.20	0.19	0.22
Net realized and unrealized gains (losses) on investments	0.55	3.63	(0.97)	0.57	0.55	1.31
Total from investment operations	0.63	3.77	(0.81)	0.77	0.74	1.53
Distributions from:
Net investment income	(0.07)	(0.14)	(0.16)	(0.20)	(0.19)	(0.22)
Realized capital gains	(0.85)	(0.16)	(0.49)	(1.08)	(0.76)	(0.02)
Total distributions	(0.92)	(0.30)	(0.65)	(1.28)	(0.95)	(0.24)
Net asset value at end of period	$11.14	$11.43	$7.96	$9.42	$9.93	$10.14
Total return	5.70%(A)	48.12%	(9.43%)	8.96%	7.34%	17.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$299,685	$289,120	$153,945	$208,686	$262,467	$249,035
Ratio to average net assets:
Net expenses	0.68%(B)	0.68%	0.68%	0.68%	0.68%	0.68%
Gross expenses	0.81%(B)	0.88%	0.90%	0.89%	0.87%	0.86%
Net investment income	1.36%(B)	1.48%	1.77%	2.07%	1.82%	2.26%
Portfolio turnover rate	43%(A)(C)	37%	57%	37%(D)	24%	29%
(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund—Class R6
Selected Data for a Share Outstanding Throughout The Period
Period Ended December 31, 2021 (Unaudited)(A)

Net asset value at beginning of period	$11.91
Income (loss) from investment operations:
Net investment income	0.03
Net realized and unrealized gains on investments	0.09
Total from investment operations	0.12
Distributions from:
Net investment income	(0.04)
Realized capital gains	(0.85)
Total distributions	(0.89)
Net asset value at end of period	$11.14
Total return	1.15%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	0.63%(C)
Gross expenses	205.01%(C)
Net investment income	1.41%(C)
Portfolio turnover rate	43%(B)(D)
(A)	Represents the period from commencement of operations (October 28, 2021) through December 31, 2021 for Class R6.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
December 31, 2021 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of consists of nineteen funds, including the following nine funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Core Municipal Bond Fund (formerly known as Touchstone Ohio Tax-Free Bond Fund) ("Core Municipal Bond Fund”)
Touchstone International Equity Fund ("International Equity Fund”)
Touchstone International Growth Fund ("International Growth Fund”)
Touchstone Large Cap Focused Fund ("Large Cap Focused Fund”)
Touchstone Large Cap Fund ("Large Cap Fund”)
Touchstone Large Company Growth Fund ("Large Company Growth Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Touchstone Value Fund ("Value Fund”)
Each Fund is diversified, with the exception of the Large Cap Focused Fund, the Large Cap Fund and the Large Company Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	X	X	X		X
Core Municipal Bond Fund	X	X	X	X
International Equity Fund	X	X	X	X
International Growth Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended December 31, 2021.

Notes to Financial Statements (Unaudited) (Continued)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Trust's Board of Trustees (the “Board”)and are generally categorized in Level 3.
Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest.

Notes to Financial Statements (Unaudited) (Continued)
Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of December 31, 2021, the Balanced Fund did not hold any futures contracts.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently

Notes to Financial Statements (Unaudited) (Continued)
pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of December 31, 2021, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA in the Statement of Assets and Liabilities.
The following table sets forth the effect of the Balanced Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended December 31, 2021:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Balanced Fund	Futures - Interest Rate Contracts*	$222,819	$313
*	Statements of Operations Location: Net realized gains on futures contracts and Net Change in unrealized appreciation (depreciation) on futures contracts, respectively.
For the six months ended December 31, 2021, the average quarterly balances of outstanding derivative financial instruments was as follows:
Balanced Fund
Interest Rate Contracts:
Futures Contracts - Notional Value	$5,075,127
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of December 31, 2021, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Balanced Fund	Corporate Bonds	$892,822	$911,250	$18,428
International Equity Fund	Common Stocks	1,105,297	1,128,757	23,460
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (receive from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Notes to Financial Statements (Unaudited) (Continued)
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Core Municipal Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Core Municipal Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least the maximum breakpoint where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, the Core Municipal Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any quarterly, as a dividend to shareholders. The Core Municipal Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Notes to Financial Statements (Unaudited) (Continued)
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. Before then, it is expected that market participants have or will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2021:
	Balanced Fund	Core Municipal Bond Fund	International Equity Fund	International Growth Fund
Purchases of investment securities	$344,680,022	$57,822,998	$39,945,707	$28,084,204
Proceeds from sales and maturities	$278,240,930	$46,225,264	$61,095,162	$31,192,662
	Large Cap Focused Fund*	Large Cap Fund*	Large Company Growth Fund*	Small Company Fund*	Value Fund
Purchases of investment securities	$637,289,671	$17,635,051	$71,268,644	$320,700,788	$232,722,681
Proceeds from sales and maturities	$650,675,097	$31,162,578	$65,263,276	$314,510,188	$281,654,146
*	Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund and Small Company Fund had redemptions-in-kind out of the Fund of $77,079,127, $12,060,234, $8,999,203 and $36,047,143, respectively. The redemptions were comprised of securities in the amount of $55,808,873, $8,695,547, $6,568,480 and $32,389,391, which is excluded from the proceeds from sales and maturities, and cash in the amount of $21,270,254, $3,364,687, $2,430,723 and $3,657,752 for the Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund and Small Company Fund, respectively.
For the six months ended December 31, 2021, purchases and proceeds from sales and maturities in U.S. Government Securities were $270,338,151 and $197,041,810, respectively, for the Balanced Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended December 31, 2021.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").
On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $109,251 for the six months ended December 31, 2021.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on the first $200 million 0.50% on the next $200 million 0.45% on the next $600 million 0.40% on the next $1 billion 0.35% on such assets over $2 billion
Core Municipal Bond Fund*	0.40% on the first $300 million 0.30% on assets over $300 million
International Equity Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on such assets over $2 billion
International Growth Fund	0.80% on the first $1 billion 0.75% on the next $500 million 0.70% on the next $500 million 0.65% on such assets over $2 billion
Large Cap Focused Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on such assets over $2 billion
Large Cap Fund	0.60% on the first $500 million 0.54% on the next $500 million 0.50% on such assets over $1 billion
Large Company Growth Fund	0.60%
Small Company Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on such assets over $2 billion
Value Fund**	0.65% on the first $200 million 0.55% on assets over $200 million
*	Prior to October 28, 2021, the Fund paid 0.50% first $100 million, 0.45% on the next $100 million, 0.40% on the next $100 million, 0.375% on assets over $300 million.
**	Prior to September 1, 2021, the Fund paid 0.65% on all assets.
The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):
Barrow, Hanley, Mewhinney & Strauss, LLC	London Company of Virginia d/b/a The London Company
Value Fund	Large Cap Fund
DSM Capital Partners LLC	FortWashington Investment Advisors, Inc.*
International Growth Fund	Balanced Fund
Large Company Growth Fund	International Equity Fund
Sage Advisory Services, Ltd Co.	Large Cap Focused Fund
Core Municipal Bond Fund	Small Company Fund
* Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.
The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.
The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual

Notes to Financial Statements (Unaudited) (Continued)
operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Balanced Fund*	1.01%	1.78%	0.81%	—	0.64%	July 29, 2023
Core Municipal Bond Fund**	0.80%	1.55%	0.55%	0.48%	—	October 29, 2022
International Equity Fund	1.36%	1.99%	0.99%	0.89%	—	July 29, 2023
International Growth Fund	1.24%	1.99%	0.99%	0.89%	—	October 29, 2022
Large Cap Focused Fund*	1.00%	1.79%	0.72%	0.69%	0.65%	July 29, 2023
Large Cap Fund	1.03%	1.78%	0.78%	0.68%	—	October 29, 2022
Large Company Growth Fund	1.04%	1.79%	0.79%	0.69%	—	October 29, 2022
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.79%	October 29, 2022
Value Fund*	1.08%	1.83%	0.83%	0.68%	0.63%	July 29, 2023
*	The termination date for Class R6 shares is October 29, 2022.
**	Prior to October 28, 2021, the expense limitation for Class A shares, Class C shares, Class Y and Institutional Class were, 0.85%, 1.60%, 0.60% and 0.55%, respectively.
The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended December 31, 2021, the Advisor or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$—	$887	$887
Core Municipal Bond Fund	—	22,576	60,800	83,376
International Equity Fund	—	1,646	39,248	40,894
International Growth Fund	—	49,668	86,178	135,846
Large Cap Focused Fund	—	—	103,709	103,709
Large Cap Fund	—	40,384	116,892	157,276
Large Company Growth Fund	—	81,226	83,056	164,282
Small Company Fund	—	10,935	83,474	94,409
Value Fund	—	109,341	111,805	221,146
Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund's current expense limitation.
As of December 31, 2021, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2022	Expires on or before June 30, 2023	Expires on or before June 30, 2024	Expires on or before June 30, 2025	Total
Balanced Fund	$—	$—	$—	$887	$887
Core Municipal Bond Fund	76,590	157,632	73,030	43,254	350,506
International Equity Fund	85,814	174,004	67,613	29,508	356,939
International Growth Fund	107,917	193,290	255,371	127,515	684,093
Large Cap Focused Fund	1,099,915	1,851,991	757,813	103,709	3,813,428
Large Cap Fund	212,253	393,233	338,365	145,693	1,089,544
Large Company Growth Fund	130,141	326,338	357,163	157,097	970,739
Small Company Fund	540,927	818,548	262,375	89,445	1,711,295
Value Fund	313,906	606,669	515,267	215,421	1,651,263
For the six months ended December 31, 2021, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from the Balanced Fund of $81,985.

Notes to Financial Statements (Unaudited) (Continued)
ADMINISTRATION AGREEMENT
The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Advisor’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets and is included in Administration Fees on the Statement of Operations.
The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

Notes to Financial Statements (Unaudited) (Continued)
UNDERWRITING AGREEMENT
The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended December 31, 2021:
Fund	Amount
Balanced Fund	$ 28,530
Core Municipal Bond Fund	1,824
International Equity Fund	1,939
International Growth Fund	463
Large Cap Focused Fund	19,605
Large Cap Fund	421
Large Company Growth Fund	746
Small Company Fund	8,891
Value Fund	3,238
In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended December 31, 2021:
Fund	Class A	Class C
Balanced Fund	$ 80	$ 976
International Equity Fund	—	33
Large Cap Focused Fund	114	293
Small Company Fund	51	59
Value Fund	—	8
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended December 31, 2021, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended December 31, 2021, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	1,274,358	$ 55,808,873
Large Cap Fund	579,720	8,695,547
Large Company Growth Fund	148,787	6,568,480
Small Company Fund	5,597,692	32,389,391
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended December 31, 2021, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
International Equity Fund	$ 86,174	0.68%	$ 300
Large Cap Fund	$ 229,706	0.68%	$ 792
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended June 30, 2021 and June 30, 2020 are as follows:
	Balanced Fund		Core Municipal Bond Fund		International Equity Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
From ordinary income	$7,630,981	$6,480,488	$—	$148	$647,909	$1,923,637
From tax-exempt income	—	—	1,211,675	1,274,837	—	—
From long-term capital gains	26,358,697	35,661,000	5,224	28,458	—	5,681,982
Total distributions	$33,989,678	$42,141,488	$1,216,899	$1,303,443	$647,909	$7,605,619
	International Growth Fund		Large Cap Focused Fund		Large Cap Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
From ordinary income	$—	$2,978	$12,163,638	$12,128,375	$3,689,511	$3,199,658
From long-term capital gains	—	—	94,020,901	182,874,825	—	17,767,764
Total distributions	$—	$2,978	$106,184,539	$195,003,200	$3,689,511	$20,967,422
	Large Company Growth Fund		Small Company Fund		Value Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
From ordinary income	$1,164,162	$—	$842,597	$—	$4,536,512	$5,160,391
From long-term capital gains	28,994,022	15,399,908	—	56,603,845	4,949,001	17,529,100
Total distributions	$30,158,184	$15,399,908	$842,597	$56,603,845	$9,485,513	$22,689,491

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of June 30, 2021:
	Balanced Fund	Core Municipal Bond Fund	International Equity Fund	International Growth Fund	Large Cap Focused Fund
Tax cost of portfolio investments	$380,718,668	$45,868,509	$99,579,696	$82,696,255	$1,167,944,723
Gross unrealized appreciation on investments	204,950,034	3,855,864	35,031,720	23,199,260	1,193,040,189
Gross unrealized depreciation on investments	(685,506)	—	(12,561,523)	(2,772,964)	(136,391)
Net unrealized appreciation (depreciation) on investments	204,264,528	3,855,864	22,470,197	20,426,296	1,192,903,798
Gross unrealized appreciation on foreign currency transactions	51	—	17,760	4,613	—
Gross unrealized depreciation on foreign currency transactions	(2)	—	(2,249)	(39)	—
Net unrealized appreciation (depreciation) on foreign currency transactions	49	—	15,511	4,574	—
Capital loss carryforwards	—	—	—	(3,748,566)	—
Late year ordinary losses deferrals	—	—	—	(107,094)	—
Undistributed ordinary income	216,763	—	2,669,976	—	6,657,445
Undistributed capital gains	6,900,702	29,891	4,367,507	—	68,238,396
Other temporary differences	(130,273)	(12,406)	—	—	—
Accumulated earnings (deficit)	$211,251,769	$3,873,349	$29,523,191	$16,575,210	$1,267,799,639
	Large Cap Fund	Large Company Growth Fund	Small Company Fund	Value Fund
Tax cost of portfolio investments	$226,933,898	$123,703,047	$697,076,068	$306,666,443
Gross unrealized appreciation on investments	144,676,727	141,849,129	318,483,779	117,756,011
Gross unrealized depreciation on investments	(3,003,438)	—	(14,094,065)	(1,682,095)
Net unrealized appreciation (depreciation) on investments	141,673,289	141,849,129	304,389,714	116,073,916
Undistributed ordinary income	2,630,507	2,681,389	48,143,409	4,480,577
Undistributed capital gains	5,073,934	19,584,177	81,856,299	15,386,927
Accumulated earnings (deficit)	$149,377,730	$164,114,695	$434,389,422	$135,941,420
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, basis adjustments on securities no longer treated as PFICs, callable bonds and nontaxable distribution basis outstanding.
As of June 30, 2021, the International Growth Fund had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
International Growth Fund	$ 3,748,566	$ —	$ 3,748,566
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended June 30, 2021, the following Funds utilized capital loss carryforwards:
Fund	Utilized
International Growth Fund	$ 20,488,614
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2021, the following Funds elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
International Growth Fund	$ —	$ 107,094	$ 107,094

Notes to Financial Statements (Unaudited) (Continued)
The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended June 30, 2018 through 2021) and have concluded that no provision for income tax is required in their financial statements.
As of December 31, 2021, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$744,944,322	$246,981,361	$(7,822,049)	$—	$—	$239,159,312
Core Municipal Bond Fund	65,627,958	2,314,754	(10,047)	—	—	2,304,707
International Equity Fund	118,041,558	22,285,175	(12,810,954)	18,933	—	9,493,154
International Growth Fund	73,966,186	18,854,743	(3,479,803)	59	(1,005)	15,373,994
Large Cap Focused Fund	1,809,231,734	1,475,873,378	(23,382,464)	—	—	1,452,490,914
Large Cap Fund	212,140,092	172,037,141	(2,032,018)	—	—	170,005,123
Large Company Growth Fund	155,202,529	118,558,176	(2,014,157)	—	—	116,544,019
Small Company Fund	715,303,557	304,332,033	(16,262,189)	—	—	288,069,844
Value Fund	458,378,331	147,566,720	(15,813,775)	—	—	131,752,945
(A)	Other includes Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Notes to Financial Statements (Unaudited) (Continued)
Risks Associated with Health Crises – An outbreak of respiratory disease caused by COVID-19 was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, has and could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, including certain Fund service providers and issuers of the Fund's investments and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Fund Reorganizations
Balanced Fund:
The shareholders of the AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund, each a series of SunAmerica Series, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund to the Touchstone Balanced Fund. The tax-free reorganization took place on July 16, 2021.
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganizations.
	Before Reorganization			After Reorganization
	AIG Active Allocation Fund	AIG Multi-Asset Allocation Fund	Touchstone Balanced Fund	Touchstone Balanced Fund
Class A
Shares	4,274,242(A)	7,806,800(D)	12,619,656	25,322,891
Net Assets	$109,774,276	$200,499,312	$324,106,590	$650,359,781
Net Assets Value	$25.68(A)	$25.68(D)	$25.68	$25.68
Class B*
Shares	225,143(B)	397,050(E)	—	—
Net Assets	$5,782,265	$10,197,338	$—	$—
Net Asset Value	$25.68(B)	$25.68(E)	$—	$—
Class C
Shares	359,911(C)	361,997(F)	2,574,613	3,296,521
Net Assets	$9,266,692	$9,320,432	$66,289,088	$84,876,212
Net Asset Value	$25.75(C)	$25.75(F)	$25.75	$25.75
Class Y
Shares	—	—	7,978,792	7,978,792
Net Assets	$—	$—	$203,060,748	$203,060,748
Net Asset Value	$—	$—	$25.45	$25.45
Fund Total
Shares Outstanding	4,859,296	8,565,847	23,173,061	36,598,204
Net Assets	$124,823,233	$220,017,082	$593,456,426	$938,296,741
Unrealized Appreciation (Depreciation)	$7,087,346	$11,315,621	$206,862,646	$225,265,613
(A)	Reflects a 0.6343:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(B)	Reflects a 0.6271:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(C)	Reflects a 0.6288:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(D)	Reflects a 0.6818:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(E)	Reflects a 0.6813:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(F)	Reflects a 0.6799:1 stock split which occurred on the date of the reorganization, July 16, 2021.
*	Class B shares of the AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund were exchanged for Class A shares of the Touchstone Balanced Fund.

Notes to Financial Statements (Unaudited) (Continued)
Assuming the reorganization had been completed on July 1, 2021, the Balanced Fund’s results of operations for the six months ended December 31, 2021 would have been as follows:
Net investment income	$3,726,203
Net realized and unrealized gain(loss) on investments	$34,934,338
Net increase in net assets resulting from operations	$38,660,541
Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Balanced Fund that have been included in its statement of operations since the reorganization.
International Equity Fund:
The shareholders of the AIG International Dividend Strategy Fund, a series of SunAmerica Equity Funds, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the AIG International Dividend Strategy Fund to the Touchstone International Equity Fund. The tax-free reorganization took place on July 16, 2021.
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.
	Before Reorganization		After Reorganization
	AIG International Dividend Strategy Fund	Touchstone International Equity Fund	Touchstone International Equity Fund
Class A
Shares	2,291,115(A)	4,643,460	6,934,575
Net Assets	$43,002,245	$87,153,955	$130,156,200
Net Assets Value	$18.77(A)	$18.77	$18.77
Class C
Shares	122,778(B)	120,180	242,958
Net Assets	$2,140,804	$2,095,495	$4,236,299
Net Asset Value	$17.44(B)	$17.44	$17.44
Class Y*
Shares	53,869(C)	1,489,950	1,543,819
Net Assets	$998,993	$27,630,867	$28,629,860
Net Asset Value	$18.54(C)	$18.54	$18.54
Institutional Class
Shares	—	231,167	231,167
Net Assets	$—	$4,280,368	$4,280,368
Net Asset Value	$—	$18.52	$18.52
Fund Total
Shares Outstanding	2,467,762	6,484,757	8,952,519
Net Assets	$46,142,042	$121,160,685	$167,302,727
Unrealized Appreciation (Depreciation)	$5,530,353	$22,166,220	$27,696,573
(A)	Reflects a 0.4563:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(B)	Reflects a 0.4439:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(C)	Reflects a 0.4629:1 stock split which occurred on the date of the reorganization, July 16, 2021.
*	Class W shares of the AIG International Dividend Strategy Fund were exchanged for Class Y shares of the Touchstone International Equity Fund.
Assuming the reorganization had been completed on July 1, 2021, the International Equity Fund's results of operations for the six months ended December 31, 2021 would have been as follows:
Net investment income	$1,022,727
Net realized and unrealized gain(loss) on investments	$(7,946,963)
Net decrease in net assets resulting from operations	$(6,924,236)
Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the International Equity Fund that have been included in its statement of operations since the reorganization.

Notes to Financial Statements (Unaudited) (Continued)
Large Cap Focused Fund:
The shareholders of the AIG Focused Alpha Large-Cap Fund, a series of SunAmerica Specialty Series, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the AIG Focused Alpha Large-Cap Fund to the Touchstone Large Cap Focused Fund. The tax-free reorganization took place on July 16, 2021.
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.
	Before Reorganization		After Reorganization
	AIG Focused Alpha Large-Cap Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Focused Fund
Class A
Shares	11,569,461(A)	26,160,413	37,729,874
Net Assets	$681,748,263	$1,541,543,849	$2,223,292,112
Net Assets Value	$58.93(A)	$58.93	$58.93
Class C
Shares	446,479(B)	755,828	1,202,307
Net Assets	$24,084,368	$40,771,490	$64,855,858
Net Asset Value	$53.94(B)	$53.94	$53.94
Class Y*
Shares	681,058(C)	9,911,830	10,592,888
Net Assets	$40,068,287	$583,136,903	$623,205,190
Net Asset Value	$58.83(C)	$58.83	$58.83
Institutional Class
Shares	—	3,557,114	3,557,114
Net Assets	$—	$209,666,312	$209,666,312
Net Asset Value	$—	$58.94	$58.94
Fund Total
Shares Outstanding	12,696,998	40,385,185	53,082,183
Net Assets	$745,900,918	$2,375,118,554	$3,121,019,472
Unrealized Appreciation (Depreciation)	$209,596,258	$1,195,911,973	$1,405,508,231
(A) Reflects a 0.5096:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(B) Reflects a 0.4983:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(C) Reflects a 0.5241:1 stock split which occurred on the date of the reorganization, July 16, 2021.
* Class W shares of the AIG Focused Alpha Large-Cap Fund were exchanged for Class Y shares of the Touchstone Large Cap Focused Fund.
Assuming the reorganization had been completed on July 1, 2021, the Large Cap Focused Fund’s results of operations for the six months ended December 31, 2021 would have been as follows:
Net investment loss	$(17,052,239)
Net realized and unrealized gain(loss) on investments	$141,509,493
Net increase in net assets resulting from operations	$124,457,254
Value Fund:
The shareholders of the AIG Strategic Value Fund, a series of SunAmerica Series, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the AIG Strategic Value Fund to the Touchstone Value Fund. The tax-free reorganization took place on July 16, 2021.
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.
	Before Reorganization		After Reorganization
	AIG Strategic Value Fund	Touchstone Value Fund	Touchstone Value Fund
Class A
Shares	16,002,448(A)	2,901,429	18,903,877
Net Assets	$178,897,865	$32,436,111	$211,333,976
Net Assets Value	$11.18(A)	$11.18	$11.18

Notes to Financial Statements (Unaudited) (Continued)
	Before Reorganization		After Reorganization
	AIG Strategic Value Fund	Touchstone Value Fund	Touchstone Value Fund
Class C
Shares	454,230(B)	171,151	625,381
Net Assets	$5,060,481	$1,906,760	$6,967,241
Net Asset Value	$11.14(B)	$11.14	$11.14
Class Y*
Shares	493,844(C)	8,718,150	9,211,994
Net Assets	$5,545,569	$97,899,575	$103,445,144
Net Asset Value	$11.23(C)	$11.23	$11.23
Institutional Class
Shares	—	25,628,393	25,628,393
Net Assets	$—	$286,911,947	$286,911,947
Net Asset Value	$—	$11.20	$11.20
Fund Total
Shares Outstanding	16,950,522	37,419,123	54,369,645
Net Assets	$189,503,915	$419,154,393	$608,658,308
Unrealized Appreciation (Depreciation)	$15,906,544	$108,838,306	$124,744,850
(A) Reflects a 2.5478:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(B) Reflects a 2.2942:1 stock split which occurred on the date of the reorganization, July 16, 2021.
(C) Reflects a 2.5348:1 stock split which occurred on the date of the reorganization, July 16, 2021.
* Class W shares of the AIG Strategic Value Fund were exchanged for Class Y shares of the Touchstone Value Fund.
Assuming the reorganization had been completed on July 1, 2021, the Value Fund’s results of operations for the six months ended December 31, 2021 would have been as follows:
Net investment loss	$(17,052,239)
Net realized and unrealized gain(loss) on investments	$141,509,493
Net increase in net assets resulting from operations	$124,457,254
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 through December 31, 2021).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2021” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized December 31, 2021	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Six Months Ended December 31, 2021*
Balanced Fund
Class A	Actual	0.95%	$1,000.00	$1,044.70	$4.90
Class A	Hypothetical	0.95%	$1,000.00	$1,020.42	$4.84
Class C	Actual	1.72%	$1,000.00	$1,040.80	$8.85
Class C	Hypothetical	1.72%	$1,000.00	$1,016.53	$8.74
Class Y	Actual	0.79%	$1,000.00	$1,045.80	$4.07

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized December 31, 2021	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Six Months Ended December 31, 2021*
Class Y	Hypothetical	0.79%	$1,000.00	$1,021.22	$4.02
Class R6**	Actual	0.64%	$1,000.00	$1,045.40	$1.15
Class R6**	Hypothetical	0.64%	$1,000.00	$1,007.64	$1.13
Core Municipal Bond Fund
Class A	Actual	0.83%	$1,000.00	$1,004.50	$4.19
Class A	Hypothetical	0.83%	$1,000.00	$1,021.02	$4.23
Class C	Actual	1.58%	$1,000.00	$1,000.70	$7.97
Class C	Hypothetical	1.58%	$1,000.00	$1,017.24	$8.03
Class Y	Actual	0.58%	$1,000.00	$1,005.80	$2.93
Class Y	Hypothetical	0.58%	$1,000.00	$1,022.28	$2.96
Institutional Class	Actual	0.53%	$1,000.00	$1,006.10	$2.68
Institutional Class	Hypothetical	0.53%	$1,000.00	$1,022.53	$2.70
International Equity Fund
Class A	Actual	1.35%	$1,000.00	$946.10	$6.62
Class A	Hypothetical	1.35%	$1,000.00	$1,018.40	$6.87
Class C	Actual	1.99%	$1,000.00	$942.40	$9.74
Class C	Hypothetical	1.99%	$1,000.00	$1,015.17	$10.11
Class Y	Actual	0.99%	$1,000.00	$947.30	$4.86
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04
Institutional Class	Actual	0.89%	$1,000.00	$947.30	$4.37
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53
International Growth Fund
Class A	Actual	1.24%	$1,000.00	$911.40	$5.97
Class A	Hypothetical	1.24%	$1,000.00	$1,018.95	$6.31
Class C	Actual	1.99%	$1,000.00	$907.50	$9.57
Class C	Hypothetical	1.99%	$1,000.00	$1,015.17	$10.11
Class Y	Actual	0.99%	$1,000.00	$912.50	$4.77
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04
Institutional Class	Actual	0.89%	$1,000.00	$912.50	$4.29
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53
Large Cap Focused Fund
Class A	Actual	0.96%	$1,000.00	$1,069.50	$5.01***
Class A	Hypothetical	0.96%	$1,000.00	$1,020.37	$4.89***
Class C	Actual	1.77%	$1,000.00	$1,065.20	$9.21***
Class C	Hypothetical	1.77%	$1,000.00	$1,016.28	$9.00***
Class Y	Actual	0.73%	$1,000.00	$1,070.90	$3.81***
Class Y	Hypothetical	0.73%	$1,000.00	$1,021.53	$3.72***
Institutional Class	Actual	0.70%	$1,000.00	$1,070.80	$3.65***
Institutional Class	Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57***
Class R6**	Actual	0.23%	$1,000.00	$1,013.70	$1.17***
Class R6**	Hypothetical	0.23%	$1,000.00	$1,024.05	$1.17***
Large Cap Fund
Class A	Actual	1.04%	$1,000.00	$1,098.50	$5.50****
Class A	Hypothetical	1.04%	$1,000.00	$1,019.96	$5.30****
Class C	Actual	1.79%	$1,000.00	$1,093.60	$9.45****
Class C	Hypothetical	1.79%	$1,000.00	$1,016.18	$9.10****
Class Y	Actual	0.79%	$1,000.00	$1,099.40	$4.18****
Class Y	Hypothetical	0.79%	$1,000.00	$1,021.22	$4.02****
Institutional Class	Actual	0.69%	$1,000.00	$1,099.70	$3.65****
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52****
Large Company Growth Fund
Class A	Actual	1.05%	$1,000.00	$1,041.10	$5.40*****
Class A	Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35*****
Class C	Actual	1.80%	$1,000.00	$1,037.30	$9.24*****
Class C	Hypothetical	1.80%	$1,000.00	$1,016.13	$9.15*****
Class Y	Actual	0.80%	$1,000.00	$1,042.70	$4.12*****
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08*****
Institutional Class	Actual	0.70%	$1,000.00	$1,043.10	$3.60*****
Institutional Class	Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57*****

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized December 31, 2021	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Six Months Ended December 31, 2021*
Small Company Fund
Class A	Actual	1.16%	$1,000.00	$1,043.60	$5.98******
Class A	Hypothetical	1.16%	$1,000.00	$1,019.36	$5.90******
Class C	Actual	1.97%	$1,000.00	$1,039.90	$10.13******
Class C	Hypothetical	1.97%	$1,000.00	$1,015.27	$10.01******
Class Y	Actual	0.91%	$1,000.00	$1,045.90	$4.69******
Class Y	Hypothetical	0.91%	$1,000.00	$1,020.62	$4.63******
Institutional Class	Actual	0.81%	$1,000.00	$1,047.40	$4.18******
Institutional Class	Hypothetical	0.81%	$1,000.00	$1,021.12	$4.13******
Class R6	Actual	0.81%	$1,000.00	$1,045.20	$4.18******
Class R6	Hypothetical	0.81%	$1,000.00	$1,021.12	$4.13******
Value Fund
Class A	Actual	1.08%	$1,000.00	$1,055.20	$5.59
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50
Class C	Actual	1.83%	$1,000.00	$1,050.40	$9.46
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30
Class Y	Actual	0.83%	$1,000.00	$1,056.10	$4.30
Class Y	Hypothetical	0.83%	$1,000.00	$1,021.02	$4.23
Institutional Class	Actual	0.68%	$1,000.00	$1,057.00	$3.53
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47
Class R6**	Actual	0.63%	$1,000.00	$1,011.50	$1.11
Class R6**	Hypothetical	0.63%	$1,000.00	$1,007.66	$1.11
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
**	Represents the period from commencement of operations (October 28, 2021) through December 31, 2021. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 64/365.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $4.99, $9.19, $3.79, $3.63 and $3.35, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $4.87, $8.98, $3.70, $3.55 and $3.34, respectively.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.45, $9.39, $4.13 and $3.60, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.24, $9.05, $3.97, and $3.47, respectively.
*****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.35, $9.19, $4.07 and $3.55, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.30, $9.10, $4.02 and $3.52, respectively.
******	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.98, $10.13, $4.69, $8.28, and $4.28, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.89, $9.98, $4.63, $8.18, and $4.12, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2020 through May 14, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated and was implemented effectively to manage the Funds’ liquidity risk.

Other Items (Unaudited) (Continued)
Basis for Board’s Approval of Sub-Advisory Agreement
At a meeting held on November 18, 2021, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor, except with respect to the Sub-Advisory Agreement for Touchstone Core Municipal Bond Fund (formerly, Touchstone Ohio Tax-Free Bond Fund), which was approved at a meeting held earlier in the year.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the one that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts periodic due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Advisor’s due diligence reviews of the Sub-Advisors are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.
Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the affiliated Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered

Other Items (Unaudited) (Continued)
that certain affiliates of the Advisor and the Funds’ distributor receive Rule 12b-1 distribution fees and shareholder service fees that are paid from Fund assets. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2021 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Balanced Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2021 was in the 2nd quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2021 was in the 3rd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2021 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone International Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2021 was in the 5th quintile of its peer group, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2021 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone International Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2021 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2021 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Large Cap Focused Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month

Other Items (Unaudited) (Continued)
period ended September 30, 2021 was in the 3rd quintile, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2021 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Large Company Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and thirty-six-month periods ended September 30, 2021 was in the 3rd quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2021 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Core Municipal Bond Fund (formerly, Touchstone Ohio Tax-Free Bond Fund). The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2021 was in the 5th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2021 was in the 4th quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2021 was in the 3rd quintile of its peer group. The Board noted management’s discussion of the Fund’s recent and long-term performance. The Board also took into account that a new Sub-Advisor had assumed responsibility for the day-to-day management of the Fund using a new investment strategy beginning on October 28, 2021. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Small Company Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and thirty-six-month periods ended September 30, 2021 was in the 2nd quintile of its peer group, and the Fund’s performance for the twelve-month period ended September 30, 2021 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2021 was in the 5th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2021 was in the 2nd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2021 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but one of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the one Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedules of the one Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made

Other Items (Unaudited) (Continued)
separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund's advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor's brokerage practices.
Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but one Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Balanced Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone International Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone International Growth Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Large Cap Focused Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Large Company Growth Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Small Company Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2021, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund's assets in accordance with the Fund's investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund's sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.
*Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.
A Member of Western & Southern Financial Group®
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Advisor
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-54BB-TST-SAR-2112

(b)   Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	March 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	March 1, 2022

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	March 1, 2022

* Print the name and title of each signing officer under his or her signature.